United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Six months ended 6/30/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$5.10		$7.39		$6.78		$5.88		$5.83		$5.46
Income From Investment Operations:
Net investment income	0.03		0.07	[2]	0.06	[2]	0.06		0.05		0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		(2.20)		0.61		0.89		0.06		0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.02)		(2.13)		0.67		0.95		0.11		0.40
Less Distributions:
Distributions from net investment income	(0.06)		(0.02)		(0.06)		(0.05)		(0.06)		(0.03)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.14)		--		--		--		--
TOTAL DISTRIBUTIONS	(0.06)		(0.16)		(0.06)		(0.05)		(0.06)		(0.03)
Net Asset Value, End of Period	$5.02		$5.10		$7.39		$6.78		$5.88		$5.83
Total Return [3]	(0.41)%		(29.37)%		9.88%		16.21%		1.91%		7.39%

Ratios to Average Net Assets:
Net expenses	1.18	% [4,5]	1.18	% [5]	1.18	% [5]	1.15	% [5]	1.15	% [5]	1.03	% [5]
Net investment income	1.14	% [4]	1.03%		0.85%		0.79%		0.78%		1.13%
Expense waiver/reimbursement [6]	0.27	% [4]	0.14%		0.78%		1.09%		1.03%		1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,656		$79,706		$81,727		$16,014		$17,158		$18,397
Portfolio turnover	156%		307%		198%		125%		66%		30%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.07%, 1.17%, 1.18%, 1.14%, 1.15% and 1.02% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$5.08		$7.37		$6.76		$5.87		$5.82		$5.46
Income From Investment Operations:
Net investment income	0.03		0.04	[2]	0.04	[2]	0.03		0.03		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		(2.19)		0.61		0.89		0.07		0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.02)		(2.15)		0.65		0.92		0.10		0.39
Less Distributions:
Distributions from net investment income	(0.04)		(0.00	) [3]	(0.04)		(0.03)		(0.05)		(0.03)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.14)		--		--		--		--
TOTAL DISTRIBUTIONS	(0.04)		(0.14)		(0.04)		(0.03)		(0.05)		(0.03)
Net Asset Value, End of Period	$5.02		$5.08		$7.37		$6.76		$5.87		$5.82
Total Return [4]	(0.42)%		(29.67)%		9.64%		15.78%		1.70%		7.11%

Ratios to Average Net Assets:
Net expenses	1.43	% [5,6]	1.43	% [6]	1.43	% [6]	1.40	% [6]	1.40	% [6]	1.28	% [6]
Net investment income	0.89	% [5]	0.67%		0.60%		0.54%		0.53%		0.91%
Expense waiver/reimbursement [7]	0.28	% [5]	0.14%		0.78%		1.09%		1.03%		1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,337		$4,826		$9,368		$9,431		$9,005		$8,873
Portfolio turnover	156%		307%		198%		125%		66%		30%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.32%, 1.42%, 1.42%, 1.39%, 1.40% and 1.27% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example
(unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 995.90	$5.84
Service Shares	$1,000	$ 995.80	$7.08
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,018.94	$5.91
Service Shares	$1,000	$ 1,017.70	$7.15

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	1.18%
Service Shares	1.43%

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	16.1%
Health Care	14.2%
Energy	9.2%
Financials	9.0%
Consumer Staples	8.8%
Consumer Discretionary	8.6%
Industrials	7.2%
Utilities	5.1%
Materials	2.4%
Telecommunication Services	0.8%
Cash Equivalents [2]	5.5%
Other Assets and Liabilities -- Net [3]	13.1%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--81.4%
		Consumer Discretionary--8.6%
31,800		Advance Auto Parts, Inc.	$1,319,382
46,700		McDonald's Corp.	2,684,783
32,900		Target Corp.	1,298,563
40,100		Yum! Brands, Inc.	1,336,934
		TOTAL	6,639,662
		Consumer Staples--8.8%
32,800		Kellogg Co.	1,527,496
88,400		Kroger Co.	1,949,220
19,601		Nestle SA	738,183
52,000		Wal-Mart Stores, Inc.	2,518,880
		TOTAL	6,733,779
		Energy--9.2%
11,100		Apache Corp.	800,865
8,200		Chevron Corp.	543,250
9,000		Devon Energy Corp.	490,500
19,000		Exxon Mobil Corp.	1,328,290
21,000	[1]	Petroleo Brasileiro SA, ADR	860,580
18,400		Schlumberger Ltd.	995,624
14,600	[1]	Transocean Ltd.	1,084,634
24,550		XTO Energy, Inc.	936,337
		TOTAL	7,040,080
		Financials--9.0%
45,700		Bank of America Corp.	603,240
15,100		Bank of New York Mellon Corp.	442,581
13,800		Goldman Sachs Group, Inc.	2,034,672
41,663		Invesco Ltd.	742,435
24,900		JPMorgan Chase & Co.	849,339
25,600		MetLife, Inc.	768,256
83,100		U.S. Bancorp	1,489,152
		TOTAL	6,929,675
Shares			Value
		COMMON STOCKS--continued
		Health Care--14.2%
28,500		Abbott Laboratories	$1,340,640
17,200	[1]	Amgen, Inc.	910,568
43,500		Baxter International, Inc.	2,303,760
10,000		Becton, Dickinson & Co.	713,100
16,600	[1]	Celgene Corp.	794,144
24,200	[1]	Community Health Systems, Inc.	611,050
19,900	[1]	Gilead Sciences, Inc.	932,116
23,700		Johnson & Johnson	1,346,160
17,700		Teva Pharmaceutical Industries Ltd., ADR	873,318
45,200		UnitedHealth Group, Inc.	1,129,096
		TOTAL	10,953,952
		Industrials--7.2%
7,900	[1]	Jacobs Engineering Group, Inc.	332,511
39,900		Norfolk Southern Corp.	1,503,033
32,900		Raytheon Co.	1,461,747
41,200		Tyco International Ltd.	1,070,376
23,200		United Technologies Corp.	1,205,472
		TOTAL	5,573,139
		Information Technology--16.1%
5,100	[1]	Apple, Inc.	726,393
49,500	[1]	Broadcom Corp.	1,227,105
56,000	[1]	Cisco Systems, Inc.	1,043,840
114,100	[1]	EMC Corp.	1,494,710
38,100	[1]	Electronic Arts, Inc.	827,532
19,000		Hewlett-Packard Co.	734,350
6,400		IBM Corp.	668,288
46,400		Intel Corp.	767,920
63,200		Microsoft Corp.	1,502,264
79,500		Nokia Oyj, Class A, ADR	1,159,110
34,600	[1]	Oracle Corp.	741,132
33,000		Qualcomm, Inc.	1,491,600
		TOTAL	12,384,244
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--2.4%
21,000		Barrick Gold Corp.	$704,550
7,100		Rio Tinto PLC, ADR	1,163,477
		TOTAL	1,868,027
		Telecommunication Services--0.8%
20,500		Verizon Communications, Inc.	629,965
		Utilities--5.1%
30,300		American Electric Power Co., Inc.	875,367
40,000		Progress Energy, Inc.	1,513,200
49,200		Southern Co.	1,533,072
		TOTAL	3,921,639
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,271,983)	62,674,162
		REPURCHASE AGREEMENT--5.5%
$4,233,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726. (AT COST)	4,233,000
		TOTAL INVESTMENTS--86.9% (IDENTIFIED COST $59,504,983) [2]	66,907,162
		OTHER ASSETS AND LIABILITIES - NET--13.1% [3]	10,086,240
		TOTAL NET ASSETS--100%	$76,993,402

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of a purchase of Fund shares on June 30, 2009. These assets were not invested in portfolio securities as of June 30, 2009.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1--Quoted Prices and Investments in Mutual Funds	Level 2--Other Significant Observable Inputs	Level 3--Significant Unobservable Inputs	Total
Equity Securities
Domestic	$53,281,875	$ --	$--	$53,281,875
International	9,392,287	--	--	9,392,287
Repurchase Agreements	--	4,233,000	--	4,233,000
TOTAL SECURITIES	$62,674,162	$4,233,000	$--	$66,907,162

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $59,504,983)		$66,907,162
Cash		828
Cash denominated in foreign currencies (identified cost $16)		15
Income receivable		73,275
Receivable for investments sold		1,210,166
Receivable for shares sold		9,655,075
TOTAL ASSETS		77,846,521
Liabilities:
Payable for investments purchased	$816,826
Payable for shares redeemed	3,406
Payable for distribution services fees (Note 5)	820
Accrued expenses	32,067
TOTAL LIABILITIES		853,119
Net assets for 15,332,489 shares outstanding		$76,993,402
Net Assets Consist of:
Paid-in capital		$99,327,058
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		7,402,288
Accumulated net realized loss on investments and foreign currency transactions		(30,144,028)
Undistributed net investment income		408,084
TOTAL NET ASSETS		$76,993,402
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$72,655,983 ÷ 14,469,205 shares outstanding, no par value, unlimited shares authorized		$5.02
Service Shares:
$4,337,419 ÷ 863,284 shares outstanding, no par value, unlimited shares authorized		$5.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $18,529)			$788,961
Interest			15,048
TOTAL INCOME			804,009
Expenses:
Investment adviser fee (Note 5)		$308,959
Administrative personnel and services fee (Note 5)		94,219
Custodian fees		10,242
Transfer and dividend disbursing agent fees and expenses		15,024
Directors'/Trustees' fees		996
Auditing fees		12,149
Legal fees		2,467
Portfolio accounting fees		31,955
Distribution services fee--Service Shares (Note 5)		5,265
Printing and postage		9,185
Insurance premiums		2,168
Miscellaneous		1,220
TOTAL EXPENSES		493,849
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(40,903)
Waiver of administrative personnel and services fee (Note 5)	(16,993)
Waiver of distribution services fee--Service Shares (Note 5)	(80)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(41,290)
TOTAL WAIVERS AND EXPENSE REDUCTION		(99,266)
Net expenses			394,583
Net investment income			409,426
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(7,695,410)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			6,075,817
Net realized and unrealized loss on investments and foreign currency transactions			(1,619,593)
Change in net assets resulting from operations			$(1,210,167)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$409,426	$786,885
Net realized loss on investments and foreign currency transactions	(7,695,410)	(21,990,482)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	6,075,817	(1,562,471)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,210,167)	(22,766,068)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(830,429)	(223,246)
Service Shares	(31,866)	(22,832)
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	--	(1,504,782)
Service Shares	--	(153,898)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(862,295)	(1,904,758)
Share Transactions:
Proceeds from sale of shares	14,124,007	60,435,127
Net asset value of shares issued to shareholders in payment of distributions declared	94,512	400,764
Cost of shares redeemed	(19,684,467)	(42,728,256)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,465,948)	18,107,635
Change in net assets	(7,538,410)	(6,563,191)
Net Assets:
Beginning of period	84,531,812	91,095,003
End of period (including undistributed net investment income of $408,084 and $860,953, respectively)	$76,993,402	$84,531,812

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance polices and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,845,812	$13,930,014	11,026,616	$59,920,394
Shares issued to shareholders in payment of distributions declared	13,414	62,646	34,006	232,257
Shares redeemed	(4,032,943)	(19,060,907)	(6,477,249)	(40,077,025)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,173,717)	$(5,068,247)	4,583,373	$20,075,626

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	41,315	$193,993	79,996	$514,733
Shares issued to shareholders in payment of distributions declared	6,809	31,866	24,708	168,507
Shares redeemed	(134,190)	(623,560)	(426,545)	(2,651,231)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(86,066)	$(397,701)	(321,841)	$(1,967,991)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,259,783)	$(5,465,948)	4,261,532	$18,107,635

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $59,504,983. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $7,402,179. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,812,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $410,351.

At December 31, 2008, the Fund had a capital loss carryforward of $18,754,953 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $40,903 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.212% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $16,993 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FSC voluntarily waived $80 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2009, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC), have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.18% and 1.43%, respectively, for the fiscal year ending December 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through February 28, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $27,556 and $20,916, respectively.

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2009, the Fund's expenses were reduced by $41,290 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$108,174,280
Sales	$132,956,298

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED CAPITAL APPRECIATION FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$7.25		$9.62		$9.74		$8.94		$8.87		$8.44
Income From Investment Operations:
Net investment income	0.36	[2]	0.45	[2]	0.42	[2]	0.44	[2]	0.42	[2]	0.36	[2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.40		(2.32)		(0.05)		0.91		0.11		0.44
TOTAL FROM INVESTMENT OPERATIONS	0.76		(1.87)		0.37		1.35		0.53		0.80
Less Distributions:
Distributions from net investment income	(0.49)		(0.50)		(0.49)		(0.55)		(0.46)		(0.37)
Net Asset Value, End of Period	$7.52		$7.25		$9.62		$9.74		$8.94		$8.87
Total Return [3]	11.26%		(20.38)%		3.93%		15.76%		6.28%		9.92%

Ratios to Average Net Assets:
Net expenses	1.13	% [4,5]	1.13	% [5]	1.13	% [5]	1.10	% [5]	1.01	% [5]	1.00%
Net investment income	10.04	% [4]	5.23%		4.38%		4.85%		4.87%		4.37%
Expense waiver/reimbursement [6]	0.74	% [4]	0.38%		0.19%		0.20%		0.17%		0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,824		$32,549		$49,498		$61,673		$62,526		$78,201
Portfolio turnover	36%		94	% [7]	68	% [7]	63	% [7]	38	% [7]	59	% [7]

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.11%, 1.13%, 1.13%, 1.10% and 1.00% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,112.60	$5.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.19	$5.66

1 Expenses are equal to the Fund's annualized net expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2009, the Fund's portfolio composition 1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	33.1%
Domestic Equity Securities	28.3%
International Fixed-Income Securities	25.1%
International Equity Securities	4.8%
Cash Equivalents [2]	7.1%
Other Assets and Liabilities - Net [3]	1.6%
TOTAL	100.0%

At June 30, 2009, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	24.3%
Health Care	14.7%
Energy	13.9%
Consumer Staples	9.6%
Information Technology	8.2%
Consumer Discretionary	7.4%
Industrials	7.3%
Telecommunication Services	7.1%
Materials	5.2%
Utilities	2.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--30.4%
		Consumer Discretionary--2.4%
5,610		Block (H&R), Inc.	$96,660
1,510		Brinker International, Inc.	25,715
1,030		Choice Hotels International, Inc.	27,408
2,025		Comcast Corp., Class A	29,342
1,850		Gap (The), Inc.	30,340
745		Genuine Parts Co.	25,002
2,175		Hasbro, Inc.	52,722
3,465		Home Depot, Inc.	81,878
4,120		Leggett and Platt, Inc.	62,748
5,375		Mattel, Inc.	86,269
855		McDonald's Corp.	49,154
890		Stanley Works	30,118
5,106		Time Warner, Inc.	128,620
1,500		WPP PLC, ADR	49,890
		TOTAL	775,866
		Consumer Staples--3.2%
3,415		Archer-Daniels-Midland Co.	91,420
1,045		Corn Products International, Inc.	27,996
2,625		Kimberly-Clark Corp.	137,629
1,560		PepsiCo, Inc.	85,738
4,220		Procter & Gamble Co.	215,642
1,300		Reynolds American, Inc.	50,206
2,340		Sysco Corp.	52,603
1,110		The Coca-Cola Co.	53,269
6,235		Wal-Mart Stores, Inc.	302,023
		TOTAL	1,016,526
		Energy--4.6%
1,255		BP PLC, ADR	59,838
2,625		Chevron Corp.	173,906
5,880		ConocoPhillips	247,313
1,105		Diamond Offshore Drilling, Inc.	91,770
710		ENI S.p.A, ADR	33,661
980		EnCana Corp.	48,481
6,655		Exxon Mobil Corp.	465,251
1,520		Royal Dutch Shell PLC	76,289
730		Sasol Ltd., ADR	25,419
1,375		Technip SA	67,568
1,475		Tenaris SA, ADR	39,884
2,380		Total SA, ADR	129,067
		TOTAL	1,458,447
Shares			Value
		COMMON STOCKS--continued
		Financials--5.4%
3,380		Ace, Ltd.	$149,497
1,100		Assurant, Inc.	26,499
2,550		Bancorpsouth, Inc.	52,351
2,980		Bank of Hawaii Corp.	106,773
5,955		Chubb Corp.	237,485
1,710		Commerce Bancshares, Inc.	54,429
1,590		Community Bank System, Inc.	23,150
1,175		Cullen Frost Bankers, Inc.	54,191
1,725		Glacier Bancorp, Inc.	25,478
640		HSBC Holdings PLC, ADR	26,733
795		Hancock Holding Co.	25,829
1,180		Highwoods Properties, Inc.	26,397
2,585		Hudson City Bancorp, Inc.	34,355
1,095		Iberiabank Corp.	43,154
2,560		MetLife, Inc.	76,826
2,635		New York Community Bancorp, Inc.	28,168
510		Northern Trust Corp.	27,377
810		PartnerRe Ltd.	52,610
1,755		People's United Financial, Inc.	26,395
2,950		Prosperity Bancshares, Inc.	87,998
820		Public Storage	53,694
7,105		The Travelers Cos, Inc.	291,589
545		Toronto-Dominion Bank	28,182
1,180		UMB Financial Corp.	44,852
2,115		WestAmerica Bancorp.	104,925
		TOTAL	1,708,937
		Health Care--4.9%
1,225		Abbott Laboratories	57,624
730		AstraZeneca Group PLC, ADR	32,222
555		Baxter International, Inc.	29,393
1,240		Bayer AG, ADR	66,464
405		Becton, Dickinson & Co.	28,881
3,880		Bristol-Myers Squibb Co.	78,803
915		Cardinal Health, Inc.	27,953
6,875		Johnson & Johnson	390,500
915		Medtronic, Inc.	31,924
6,995		Merck & Co., Inc.	195,580
4,000		PDL BioPharma, Inc.	31,600
19,490		Pfizer, Inc.	292,350
6,245		Wyeth	283,461
		TOTAL	1,546,755
Shares			Value
		COMMON STOCKS--continued
		Industrials--2.4%
1,920		ABB Ltd., ADR	$30,298
645		Boeing Co.	27,412
940		CSX Corp.	32,552
820		Cooper Industries Ltd., Class A	25,461
840		Dover Corp.	27,796
955		General Dynamics Corp.	52,897
2,005		General Electric Co.	23,499
645		ITT Corp.	28,703
1,160		Lockheed Martin Corp.	93,554
750		Norfolk Southern Corp.	28,253
2,040		Northrop Grumman Corp.	93,187
1,410		Raytheon Co.	62,646
3,900		Tyco International Ltd.	101,322
605		Union Pacific Corp.	31,496
1,550		United Technologies Corp.	80,538
1,010		Waste Management, Inc.	28,442
		TOTAL	768,056
		Information Technology--2.7%
1,125		Analog Devices, Inc.	27,877
1,805		Harris Corp.	51,190
3,500		Intel Corp.	57,925
2,245		International Business Machines Corp.	234,423
2,425		Intersil Holding Corp.	30,482
2,325		Linear Technology Corp.	54,289
11,340		Microsoft Corp.	269,552
2,190		National Semiconductor Corp.	27,484
1,565		Texas Instruments, Inc.	33,335
6,285		Xerox Corp.	40,727
1,445		Xilinx, Inc.	29,565
		TOTAL	856,849
		Materials--1.7%
1,525		Air Products & Chemicals, Inc.	98,500
2,165		Bemis Co., Inc.	54,558
930		Compass Minerals International, Inc.	51,066
13,265		Gold Fields Ltd., ADR	159,843
1,260		PPG Industries, Inc.	55,314
3,615		Sealed Air Corp.	66,697
1,175		Sensient Technologies Corp.	26,520
670		Syngenta AG, ADR	31,168
		TOTAL	543,666
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--2.3%
15,287		AT&T, Inc.	$379,729
4,870		BCE, Inc.	100,614
1,220		France Telecommunications, ADR	27,828
915		Telefonica SA	62,119
1,925		Verizon Communications	59,155
6,065		Vodafone Group PLC, ADR	118,207
		TOTAL	747,652
		Utilities--0.8%
1,715		Exelon Corp.	87,825
1,850		Public Service Enterprises Group, Inc.	60,366
1,830		Sempra Energy	90,823
		TOTAL	239,014
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,404,773)	9,661,768
		PREFERRED STOCKS--2.6%
		Financials--2.6%
400		Bank of America, Series L, PFD	334,412
5,500	[1,2]	Goldman Sachs, Trigger Mandatory Exchangeable Notes (JPM UN)	190,740
400		Wells Fargo Co, Series L, PFD	313,988
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $760,527)	839,140
		ADJUSTABLE RATE MORTGAGES--1.2%
$154,256		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	159,754
196,642		Federal National Mortgage Association, 5.760%, 9/1/2037	206,658
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $347,684)	366,412
		CORPORATE BONDS--4.7%
		Banking--0.8%
150,000	[1,2]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	146,963
100,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	100,173
		TOTAL	247,136
		Basic Industry--Paper -- 0.1%
40,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	39,600
		Oil & Gas--3.8%
800,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	778,000
150,000	[1,2]	PEMEX, Note, Series 144A, 8.00%, 5/3/2019	161,269
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	273,750
		TOTAL	1,213,019
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,612,949)	1,499,755
Foreign Par Amount, Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--18.5%
		Sovereign--18.5%
$680,703		Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033	$357,369
600,000		Brazil NTN-B, Series NTNB, 6.00%, 8/15/2010	579,173
200,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	240,000
237,000		Brazil, Government of, Note, 8.00%, 1/15/2018	265,440
300,000		Colombia, Government of, Note, 7.375%, 1/27/2017	330,000
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	357,000
200,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	254,500
3,100,000		Mexico Fixed Rate Bond, Bond Series MI10, 9.00%, 12/20/2012	253,123
50,000		Panama, Government of, 6.70%, 1/26/2036	49,500
386,000		Peru, Government of, 6.55%, 3/14/2037	380,210
547,200	[1,2]	Russia, Government of, Unsub., Series REGS, 7.50%, 3/31/2030	540,661
300,000		Turkey, Government of, 14.00%, 9/26/2012	199,961
350,000		Turkey, Government of, 7.00%, 9/26/2016	361,813
150,000		Turkey, Government of, Note, 7.375%, 2/5/2025	152,250
200,000		United Mexican States, 5.875%, 2/17/2014	210,130
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	104,500
150,000		Venezuela, Government of, 10.75%, 9/19/2013	124,875
1,050,000		Venezuela, Government of, 9.375%, 1/13/2034	661,500
880,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	475,860
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,040,867)	5,897,865
		MORTGAGE-BACKED SECURITIES--7.9%
		Federal Home Loan Mortgage Corporation--7.9%
942,878		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	975,439
205,049		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	218,224
940,028		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	984,181
203,527		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	210,719
134,262		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	141,037
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,428,519)	2,529,600
		MUTUAL FUND--26.7%
1,534,773	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $9,234,128)	8,487,291
Principal Amount			Value
		REPURCHASE AGREEMENT--6.8%
$2,149,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726. (AT COST)	$2,149,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $31,978,447) [4]	31,430,831
		OTHER ASSETS AND LIABILITIES - NET--1.2% [5]	393,466
		TOTAL NET ASSETS--100%	$31,824,297

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $2,529,306, which represented 7.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2009, these liquid restricted securities amounted to $2,529,306, which represented 7.9% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $31,982,187.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$ 8,767,503	$ 190,740	$--	$ 8,958,243
International	1,542,665	--	--	1,542,665
Debt Securities
Adjustable Rate Mortgages	--	366,412	--	366,412
Corporate Bonds	--	1,499,755	--	1,499,755
Governments/Agencies	--	5,897,865	--	5,897,865
Mortgage-Backed Securities	--	2,529,600	--	2,529,600
Mutual Fund	8,487,291	--	--	8,487,291
Repurchase Agreement	--	2,149,000	--	2,149,000
TOTAL SECURITIES	$18,797,459	$12,633,372	$--	$31,430,831

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $8,487,291 of investments in an affiliated issuer (Note 5) (identified cost $31,978,447)		$31,430,831
Cash		906
Cash denominated in foreign currencies (identified cost $37,699)		40,696
Income receivable		246,649
Receivable for investments sold		218,929
Receivable for shares sold		131,177
TOTAL ASSETS		32,069,188
Liabilities:
Payable for investments purchased	$214,874
Payable for shares redeemed	3,693
Payable for custodian fees	4,056
Payable for Directors'/Trustees' fees	205
Payable for auditing fees	13,514
Accrued expenses	8,549
TOTAL LIABILITIES		244,891
Net assets for 4,234,217 shares outstanding		$31,824,297
Net Assets Consist of:
Paid-in capital		$87,790,162
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(544,569)
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(56,948,412)
Undistributed net investment income		1,527,116
TOTAL NET ASSETS		$31,824,297
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$31,824,297 ÷ 4,234,217 shares outstanding, no par value, unlimited shares authorized		$7.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (including $1,069,870 from an affiliated issuer (Note 5) and net of foreign taxes withheld of $3,755)			$1,302,637
Interest			408,600
TOTAL INCOME			1,711,237
Expenses:
Investment adviser fee (Note 5)		$115,170
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		8,780
Transfer and dividend disbursing agent fees and expenses		7,795
Directors'/Trustees' fees		596
Auditing fees		13,513
Legal fees		4,774
Portfolio accounting fees		39,184
Printing and postage		16,690
Insurance premiums		2,056
Miscellaneous		931
TOTAL EXPENSES		283,873
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(97,356)
Waiver of administrative personnel and services fee (Note 5)	(12,243)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(4,175)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(113,774)
Net expenses			170,099
Net investment income			1,541,138
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $1,007,801 on sales of investments in an affiliated issuer (Note 5))			(3,172,340)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			4,849,166
Net realized and unrealized gain on investments and foreign currency transactions			1,676,826
Change in net assets resulting from operations			$3,217,964

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,541,138	$2,183,150
Net realized loss on investments and foreign currency transactions	(3,172,340)	(3,387,661)
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	4,849,166	(7,500,084)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,217,964	(8,704,595)
Distributions to Shareholders:
Distributions from net investment income	(2,035,991)	(2,487,194)
Share Transactions:
Proceeds from sale of shares	1,463,420	6,520,593
Net asset value of shares issued to shareholders in payment of distributions declared	2,035,991	2,487,194
Cost of shares redeemed	(5,405,625)	(14,765,102)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,906,214)	(5,757,315)
Change in net assets	(724,241)	(16,949,104)
Net Assets:
Beginning of period	32,548,538	49,497,642
End of period (including undistributed net investment income of $1,527,116 and $2,021,969, respectively)	$31,824,297	$32,548,538

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps at value" on the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain/loss on swap contracts" in the Statement of Operations.

At June 30, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At June 30, 2009, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to provide income and protection from extreme reductions in the market value of certain securities. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Forward Currency Contracts
Foreign exchange contracts	$(5,398)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$ 7,356

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	203,735	789,551
Shares issued to shareholders in payment of distributions declared	302,075	279,460
Shares redeemed	(760,318)	(1,727,280)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(254,508)	(658,269)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $31,982,187. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $551,356. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,399,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,950,508.

At December 31, 2008, the Fund had a capital loss carryforward of $53,140,442 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$16,049,079
2010	$34,144,898
2016	$ 2,946,465

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $71,705 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2009, the Sub-Adviser earned a fee of $24,448.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.405% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,243 of its fee.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $39,907 and $12,345, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2009, the Adviser reimbursed $25,651. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/ 2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Federated High Income Bond Fund II, Primary Shares	1,873,766	168,775	507,768	1,534,773	$8,487,291	$1,069,870

The Fund may invest in other affiliated open-end management companies, registered under the Act, which are managed by an affiliate of the Adviser. The Fund invests in Federated High Income Bond Fund II, which has an investment objective to seek high current income. Income distributions from Federated High Income Bond Fund II are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions from Federated High Income Bond Fund II, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Federated High Income Bond Fund II. A copy of the financial statements for Federated High Income Bond Fund II is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website or upon request from the Fund.

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2009, the Fund's expenses were reduced by $4,175 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$10,586,388
Sales	$13,373,715

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	61.2%
Brazil	4.6%
Russia	4.1%
Venezuela	4.0%
Turkey	2.2%
México	2.0%
Indonesia	1.9%
Peru	1.7%
Bermuda	1.3%
United Kingdom	1.2%
Argentina	1.1%
Canada	1.0%
Columbia	1.0%
Switzerland	1.0%
France	0.8%
South Africa	0.6%
Germany	0.4%
Uruguay	0.3%
Panama	0.2%
Spain	0.2%
Cayman Islands	0.1%
Italy	0.1%
Liberia	0.1%
Luxembourg	0.1%
Sweden	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract-May 2009

FEDERATED CAPITAL INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. For the five-year period, the Fund's performance was above the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Funds intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Funds resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Clover Value Fund II

(formerly, Federated American Leaders Fund II)

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$8.14		$17.13		$21.55		$21.38		$20.67		$19.10
Income From Investment Operations:
Net investment income	0.10	[2]	0.21		0.22	[2]	0.30		0.33		0.31
Net realized and unrealized gain (loss) on investments	(0.61)		(4.83)		(2.10)		2.89		0.69		1.53
TOTAL FROM INVESTMENT OPERATIONS	(0.51)		(4.62)		(1.88)		3.19		1.02		1.84
Less Distributions:
Distributions from net investment income	(0.21)		(0.27)		(0.30)		(0.33)		(0.31)		(0.27)
Distributions from net realized gain on investments	--		(4.10)		(2.24)		(2.69)		--		--
TOTAL FROM DISTRIBUTIONS	(0.21)		(4.37)		(2.54)		(3.02)		(0.31)		(0.27)
Net Asset Value, End of Period	$7.42		$ 8.14		$17.13		$21.55		$21.38		$20.67
Total Return [3]	(6.05)%		(33.79)%		(9.66)%		16.81%		5.02%		9.78%

Ratios to Average Net Assets:
Net expenses	1.00	% [4,5]	1.00	% [5]	0.92	% [5]	0.92	% [5]	0.90	% [5]	0.90	% [5]
Net investment income	2.69	% [4]	1.58%		1.12%		1.27%		1.32%		1.44%
Expense waiver/reimbursement [6]	0.51	% [4]	0.09%		0.02%		0.00	% [7]	0.00	% [7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,105		$73,363		$152,568		$229,478		$260,290		$320,987
Portfolio turnover	89%		121%		52%		53%		51%		43%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.80%, 1.00%, 0.92%, 0.91%, 0.88% and 0.89% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$8.09		$17.03		$21.43		$21.28		$20.58		$19.05
Income From Investment Operations:
Net investment income	0.09	[2]	0.18		0.17	[2]	0.23		0.24		0.25
Net realized and unrealized gain (loss) on investments	(0.60)		(4.81)		(2.08)		2.88		0.73		1.53
TOTAL FROM INVESTMENT OPERATIONS	(0.51)		(4.63)		(1.91)		3.11		0.97		1.78
Less Distributions:
Distributions from net investment income	(0.18)		(0.21)		(0.25)		(0.27)		(0.27)		(0.25)
Distributions from net realized gain on investments	--		(4.10)		(2.24)		(2.69)		--		--
TOTAL FROM DISTRIBUTIONS	(0.18)		(4.31)		(2.49)		(2.96)		(0.27)		(0.25)
Net Asset Value, End of Period	$7.40		$8.09		$17.03		$21.43		$21.28		$20.58
Total Return [3]	(6.16)%		(33.96)%		(9.86)%		16.48%		4.78%		9.50%

Ratios to Average Net Assets:
Net expenses	1.25	% [4,5]	1.25	% [5]	1.17	% [5]	1.17	% [5]	1.15	% [5]	1.15	% [5]
Net investment income	2.41	% [4]	1.31%		0.87%		1.03%		1.09%		1.22%
Expense waiver/reimbursement [6]	0.52	% [4]	0.09%		0.02%		0.00	% [7]	0.00	% [7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,733		$2,980		$6,409		$8,198		$7,398		$6,823
Portfolio turnover	89%		121%		52%		53%		51%		43%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.05%, 1.25%, 1.17%, 1.16%, 1.13% and 1.15% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 939.50	$4.81
Service Shares	$1,000	$ 938.40	$6.01
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.84	$5.01
Service Shares	$1,000	$1,018.60	$6.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.00%
Service Shares	1.25%

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	20.4%
Energy	17.5%
Health Care	13.0%
Consumer Discretionary	11.0%
Consumer Staples	8.5%
Utilities	6.7%
Information Technology	6.2%
Industrials	5.6%
Materials	4.5%
Telecommunication Services	4.5%
Securities Lending Collateral [2]	3.1%
Cash Equivalents [3]	2.1%
Other Assets and Liabilities - Net [4]	(3.1)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.9%
		Consumer Discretionary--11.0%
66,700	[1]	Goodyear Tire & Rubber Co.	$751,042
24,500		Home Depot, Inc.	578,935
37,459	[1]	Liberty Media Corp.	1,002,028
232,900	[1]	Liberty Media Holding Corp.	1,166,829
17,145		McDonald's Corp.	985,666
12,375		Time Warner Cable, Inc.	391,916
48,200		Time Warner, Inc.	1,214,158
30,150		Walt Disney Co.	703,399
		TOTAL	6,793,973
		Consumer Staples--8.5%
25,050		CVS Caremark Corp.	798,343
22,285		H.J. Heinz Co.	795,574
24,930		Kraft Foods, Inc., Class A	631,726
12,550		Lorillard, Inc.	850,514
27,700		Procter & Gamble Co.	1,415,470
25,700		Walgreen Co.	755,580
		TOTAL	5,247,207
		Energy--17.5%
27,450		Anadarko Petroleum Corp.	1,245,955
26,600		Cabot Oil & Gas Corp., Class A	815,024
43,820		Chevron Corp.	2,903,075
17,700		Devon Energy Corp.	964,650
38,000		Exxon Mobil Corp.	2,656,580
20,650		Noble Energy, Inc.	1,217,731
33,300		Peabody Energy Corp.	1,004,328
		TOTAL	10,807,343
		Financials--20.4%
43,200		Axis Capital Holdings Ltd.	1,130,976
115,700		Bank of America Corp.	1,527,240
38,245		Bank of New York Mellon Corp.	1,120,961
8,500		Goldman Sachs Group, Inc.	1,253,240
62,660		JPMorgan Chase & Co.	2,137,333
29,500		MetLife, Inc.	885,295
39,800		Morgan Stanley	1,134,698
14,750		PNC Financial Services Group	572,448
19,980		Simon Property Group, Inc.	1,027,571
51,360		U.S. Bancorp	920,371
37,900		Wells Fargo & Co.	919,454
		TOTAL	12,629,587
Shares			Value
		COMMON STOCKS--continued
		Health Care--13.0%
18,550	[1]	Amgen, Inc.	$982,037
81,850	[1]	Boston Scientific Corp.	829,959
22,655		Covidien PLC	848,203
21,700	[1]	Hospira, Inc.	835,884
23,200		Johnson & Johnson	1,317,760
24,750		Merck & Co., Inc.	692,010
99,225		Pfizer, Inc.	1,488,375
20,700	[1]	Wellpoint, Inc.	1,053,423
		TOTAL	8,047,651
		Industrials--5.6%
146,665		General Electric Co.	1,718,914
21,200		Raytheon Co.	941,916
29,300	[1]	Shaw Group, Inc.	803,113
		TOTAL	3,463,943
		Information Technology--6.2%
51,850		Corning, Inc.	832,711
48,200	[1]	EMC Corp.	631,420
38,650		Intel Corp.	639,658
59,750	[2]	Nokia Oyj, Class A, ADR	871,155
54,850	[1]	Symantec Corp.	853,466
		TOTAL	3,828,410
		Materials--4.5%
22,200		Du Pont (E.I.) de Nemours & Co.	568,764
13,250		Potash Corp. of Saskatchewan, Inc.	1,232,913
6,050	[2]	Rio Tinto PLC, ADR	991,414
		TOTAL	2,793,091
		Telecommunication Services--4.5%
63,820		AT&T, Inc.	1,585,289
39,161		Verizon Communications, Inc.	1,203,418
		TOTAL	2,788,707
		Utilities--6.7%
32,650		DPL, Inc.	756,500
32,205		Exelon Corp.	1,649,218
48,250		National Fuel Gas Co.	1,740,860
		TOTAL	4,146,578
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,503,850)	60,546,490
Principal Amount			Value
		REPURCHASE AGREEMENTS--5.2%
$1,309,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009, under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	$1,309,000
1,894,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009, under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660 (purchased with proceeds from securities lending collateral).	1,894,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	3,203,000
		TOTAL INVESTMENTS--103.1% (IDENTIFIED COST $66,706,850) [3]	63,749,490
		OTHER ASSETS AND LIABILITIES - NET--(3.1)% [4]	(1,911,380)
		TOTAL NET ASSETS--100%	$61,838,110

1 Non-income producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$55,471,830	$ --	$--	$55,471,830
International	5,074,660	--	--	5,074,660
Repurchase Agreements	--	3,203,000	--	3,203,000
TOTAL SECURITIES	$60,546,490	$3,203,000	$--	$63,749,490

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,766,166 of securities loaned (identified cost $66,706,850)		$63,749,490
Cash		787
Income receivable		68,035
Receivable for shares sold		9,740
TOTAL ASSETS		63,828,052
Liabilities:
Payable for shares redeemed	$54,382
Payable for collateral due to broker for securities lending	1,894,000
Payable for Directors'/Trustees' fees	545
Payable for distribution services fee (Note 5)	549
Accrued expenses	40,466
TOTAL LIABILITIES		1,989,942
Net assets for 8,330,369 shares outstanding		$61,838,110
Net Assets Consist of:
Paid-in capital		$123,024,604
Net unrealized depreciation of investments		(2,957,360)
Accumulated net realized loss on investments		(59,068,305)
Undistributed net investment income		839,171
TOTAL NET ASSETS		$61,838,110
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$59,105,218 ÷ 7,961,208 shares outstanding, no par value, unlimited shares authorized		$7.42
Service Shares:
$2,732,892 ÷ 369,161 shares outstanding, no par value, unlimited shares authorized		$7.40

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends			$1,095,079
Interest (including income on securities loaned of $254)			2,327
TOTAL INCOME			1,097,406
Expenses:
Investment adviser fee (Note 5)		$235,206
Administrative personnel and services fee (Note 5)		94,219
Custodian fees		3,881
Transfer and dividend disbursing agent fees and expenses		15,374
Directors'/Trustees' fees		637
Auditing fees		12,150
Legal fees		3,172
Portfolio accounting fees		28,325
Distribution services fee--Service Shares (Note 5)		3,241
Printing and postage		17,840
Insurance premiums		1,933
Miscellaneous		2,027
TOTAL EXPENSES		418,005
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(82,577)
Waiver of administrative personnel and services fee (Note 5)	(17,043)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(60,258)
TOTAL WAIVERS AND EXPENSE REDUCTION		(159,878)
Net expenses			258,127
Net investment income			839,279
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(18,707,885)
Net change in unrealized depreciation of investments			12,535,420
Net realized and unrealized loss on investments			(6,172,465)
Change in net assets resulting from operations			$(5,333,186)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$839,279	$1,811,242
Net realized loss on investments	(18,707,885)	(40,083,167)
Net change in unrealized appreciation/depreciation of investments	12,535,420	(7,324,661)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,333,186)	(45,596,586)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(1,747,401)	(2,191,636)
Service Shares	(62,711)	(74,382)
Distributions from net realized gain on investments
Primary Shares	--	(33,894,546)
Service Shares	--	(1,445,294)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,810,112)	(37,605,858)
Share Transactions:
Proceeds from sale of shares	719,425	1,813,988
Net asset value of shares issued to shareholders in payment of distributions declared	1,810,112	37,605,858
Cost of shares redeemed	(9,891,431)	(38,850,734)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,361,894)	569,112
Change in net assets	(14,505,192)	(82,633,332)
Net Assets:
Beginning of period	76,343,302	158,976,634
End of period (including undistributed net investment income of $839,171 and $1,810,004, respectively)	$61,838,110	$76,343,302

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Clover Value Fund II (formerly, Federated American Leaders Fund II) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The primary investment objective of the Fund is to seek long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,766,166	$1,894,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	79,028	$557,067	139,568	$1,533,370
Shares issued to shareholders in payment of distributions declared	252,150	1,747,401	3,251,008	36,086,182
Shares redeemed	(1,382,842)	(9,675,730)	(3,281,862)	(37,050,208)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,051,664)	$(7,371,262)	108,714	$569,344

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,068	$162,358	25,926	$280,618
Shares issued to shareholders in payment of distributions declared	9,076	62,711	137,527	1,519,676
Shares redeemed	(31,338)	(215,701)	(171,343)	(1,800,526)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	806	$9,368	(7,890)	$(232)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,050,858)	$(7,361,894)	100,824	$569,112

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $66,706,850. The net unrealized depreciation of investments for federal tax purposes was $2,957,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,902,659 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,860,019.

At December 31, 2008, the Fund had a capital loss carryforward of $40,328,614 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $82,577 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.246% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $17,043 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, FSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $8,811.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2009, the Fund's expenses were reduced by $60,258 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$55,004,048
Sales	$60,732,288

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED CLOVER VALUE FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Clover Value Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

G00433-04 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$10.89		$16.21		$16.34		$13.57		$13.42		$12.13
Income From Investment Operations:
Net investment income	0.19	[2]	0.40	[2]	0.40	[2]	0.37	[2]	0.31		0.28
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.51)		(5.20)		(0.07)		2.72		0.12		1.25
TOTAL FROM INVESTMENT OPERATIONS	(0.32)		(4.80)		0.33		3.09		0.43		1.53
Less Distributions:
Distributions from net investment income	(0.49)		(0.52)		(0.46)		(0.32)		(0.28)		(0.24)
Net Asset Value, End of Period	$10.08		$10.89		$16.21		$16.34		$13.57		$13.42
Total Return [3]	(2.62)%		(30.45)%		2.05%		23.13%		3.33%		12.84%

Ratios to Average Net Assets:
Net expenses	1.17	% [4,5]	1.17	% [5]	1.17	% [5]	1.14	% [5]	1.14	% [5]	1.12	% [5]
Net investment income	3.95	% [4]	2.89%		2.41%		2.56%		2.09%		2.08%
Expense waiver/reimbursement [6]	1.19	% [4]	0.48%		0.14%		0.09%		0.04%		0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,793		$21,463		$43,184		$57,998		$62,377		$72,907
Portfolio turnover	69%		117%		102%		60%		31%		55%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.10%, 1.17%, 1.16%, 1.14%, 1.13% and 1.11% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense
Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 973.80	$5.73
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.99	$5.86

1 Expenses are equal to the Fund's annualized net expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets [2]
Financials	22.3%
Health Care	14.2%
Energy	13.3%
Consumer Staples	9.1%
Information Technology	7.4%
Consumer Discretionary	7.1%
Industrials	6.5%
Telecommunication Services	6.3%
Materials	5.0%
Utilities	2.2%
Other Securities [3]	3.1%
Cash Equivalents [4]	3.2%
Other Assets and Liabilities - Net [5]	0.3%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 Other Securities include corporate bonds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--86.1%
		Consumer Discretionary--7.1%
9,510		Block (H&R), Inc.	$163,857
2,565		Brinker International, Inc.	43,682
1,745		Choice Hotels International, Inc.	46,434
3,430		Comcast Corp., Class A	49,701
3,035		Gap (The), Inc.	49,774
1,415		Genuine Parts Co.	47,487
3,690		Hasbro, Inc.	89,446
5,875		Home Depot, Inc.	138,826
6,795		Leggett and Platt, Inc.	103,488
9,195		Mattel, Inc.	147,580
1,540		McDonald's Corp.	88,535
1,600		Stanley Works	54,144
8,653		Time Warner, Inc.	217,969
2,550		WPP PLC, ADR	84,813
		TOTAL	1,325,736
		Consumer Staples--9.1%
5,820		Archer-Daniels-Midland Co.	155,801
1,795		Corn Products International, Inc.	48,088
4,450		Kimberly-Clark Corp.	233,313
2,890		PepsiCo, Inc.	158,834
7,165		Procter & Gamble Co.	366,131
1,315		Reynolds American, Inc.	50,785
3,955		Sysco Corp.	88,908
1,925		The Coca-Cola Co.	92,381
10,570		Wal-Mart Stores, Inc.	512,011
		TOTAL	1,706,252
		Energy--13.3%
2,300		BP PLC, ADR	109,664
4,535		Chevron Corp.	300,444
9,975		ConocoPhillips	419,548
1,895		Diamond Offshore Drilling, Inc.	157,380
1,165		ENI SpA, ADR	55,233
1,660		EnCana Corp.	82,120
11,325		Exxon Mobil Corp.	791,731
2,580		Royal Dutch Shell PLC, Class A, ADR	129,490
1,235		Sasol Ltd., ADR	43,003
2,380		Technip SA, ADR	116,953
2,415		Tenaris SA, ADR	65,302
4,125		Total SA, ADR	223,699
		TOTAL	2,494,567
Shares			Value
		COMMON STOCKS--continued
		Financials--15.0%
4,883		Ace Ltd.	$215,975
1,905		Assurant, Inc.	45,891
4,185		Bancorpsouth, Inc.	85,918
5,410		Bank of Hawaii Corp.	193,840
8,850		Chubb Corp.	352,938
2,975		Commerce Bancshares, Inc.	94,694
2,695		Community Bank System, Inc.	39,239
1,990		Cullen Frost Bankers, Inc.	91,779
2,930		Glacier Bancorp, Inc.	43,276
1,090		HSBC Holdings PLC, ADR	45,529
1,380		Hancock Holding Co.	44,836
2,005		Highwoods Properties, Inc.	44,852
4,375		Hudson City Bancorp, Inc.	58,144
1,805		Iberiabank Corp.	71,135
4,445		MetLife, Inc.	133,394
4,305		New York Community Bancorp, Inc.	46,020
885		Northern Trust Corp.	47,507
1,465		PartnerRe Ltd.	95,152
2,995		People's United Financial, Inc.	45,045
4,860		Prosperity Bancshares, Inc.	144,974
1,390		Public Storage, Inc.	91,017
12,050		The Travelers Cos., Inc.	494,532
925		Toronto Dominion Bank	47,832
2,000		UMB Financial Corp.	76,020
3,595		WestAmerica Bancorp.	178,348
		TOTAL	2,827,887
		Health Care--14.2%
2,095		Abbott Laboratories	98,549
1,315		AstraZeneca PLC, ADR	58,044
915		Baxter International, Inc.	48,458
2,120		Bayer AG, ADR	113,632
695		Becton, Dickinson & Co.	49,560
8,330		Bristol-Myers Squibb Co.	169,182
1,555		Cardinal Health, Inc.	47,505
11,970		Johnson & Johnson	679,896
1,505		Medtronic, Inc.	52,509
11,530		Merck & Co., Inc.	322,379
6,790		PDL BioPharma, Inc.	53,641
33,355		Pfizer, Inc.	500,325
10,590		Wyeth	480,680
		TOTAL	2,674,360
Shares			Value
		COMMON STOCKS--continued
		Industrials--6.5%
3,195		ABB Ltd., ADR	$50,417
1,115		Boeing Co.	47,387
1,540		CSX Corp.	53,330
1,390		Cooper Industries Ltd., Class A	43,160
1,425		Dover Corp.	47,153
1,610		General Dynamics Corp.	89,178
3,430		General Electric Co.	40,200
1,095		ITT Corp.	48,728
2,030		Lockheed Martin Corp.	163,720
1,205		Norfolk Southern Corp.	45,392
3,545		Northrop Grumman Corp.	161,936
1,130		Raytheon Co.	50,206
6,620		Tyco International Ltd.	171,988
990		Union Pacific Corp.	51,539
2,280		United Technologies Corp.	118,469
1,705		Waste Management, Inc.	48,013
		TOTAL	1,230,816
		Information Technology--7.4%
1,910		Analog Devices, Inc.	47,330
3,085		Harris Corp.	87,491
3,700		IBM Corp.	386,354
5,965		Intel Corp.	98,721
4,130		Intersil Holding Corp.	51,914
3,940		Linear Technology Corp.	91,999
19,715		Microsoft Corp.	468,626
3,730		National Semiconductor Corp.	46,812
2,665		Texas Instruments, Inc.	56,765
2,455		Xilinx, Inc.	50,229
		TOTAL	1,386,241
		Materials--5.0%
2,755		Air Products & Chemicals, Inc.	177,945
4,140		Bemis Co., Inc.	104,328
1,525		Compass Minerals International, Inc.	83,738
22,540		Gold Fields Ltd., ADR	271,607
2,180		PPG Industries, Inc.	95,702
6,130		Sealed Air Corp.	113,099
2,005		Sensient Technologies Corp.	45,253
1,105		Syngenta AG, ADR	51,405
		TOTAL	943,077
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--6.3%
26,012		AT&T, Inc.	$646,138
6,280		BCE, Inc.	129,745
2,095		France Telecom SA, ADR	47,787
895		Telefonica SA, ADR	60,762
3,265		Verizon Communications, Inc.	100,333
10,280		Vodafone Group PLC, ADR	200,357
		TOTAL	1,185,122
		Utilities--2.2%
2,920		Exelon Corp.	149,533
3,180		Public Service Enterprises Group, Inc.	103,763
3,050		Sempra Energy	151,372
		TOTAL	404,668
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,151,473)	16,178,726
		PREFERRED STOCKS--7.3%
		Financials--7.3%
700		Bank of America Corp., Conv. Pfd., (Series L), $72.50 Annual Dividend	585,221
9,300	[1,2]	Goldman Sachs Group, Inc., PERCS, $1.52 Annual Dividend	322,524
600		Wells Fargo & Co., Conv. Pfd., (Series L), $75.00 Annual Dividend	470,982
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,241,073)	1,378,727
		MUTUAL FUND--3.2%
108,330	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $542,427)	599,063
		REPURCHASE AGREEMENT--3.2%
$606,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726. (AT COST)	606,000
		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $18,540,973) [4]	18,762,516
		OTHER ASSETS AND LIABILITIES - NET-0.2% [5]	30,147
		TOTAL NET ASSETS--100%	$18,792,663

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $322,524, which represented 1.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2009, these liquid restricted securities amounted to $322,524, which represented 1.7% of total net assets.

3 Affiliated company.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$14,721,262	$322,524	$--	$15,043,786
International	2,513,667	--	--	2,513,667
Mutual Fund	599,063	--	--	599,063
Repurchase Agreement	--	606,000	--	606,000
TOTAL SECURITIES	$17,833,992	$928,524	$--	$18,762,516

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $599,063 of investments in an affiliated issuer (Note 5) (identified cost 18,540,973)		$18,762,516
Cash		188
Income receivable		58,917
Receivable for shares sold		3,469
Prepaid expenses		345
TOTAL ASSETS		18,825,435
Liabilities:
Payable for shares redeemed	$7,748
Payable for transfer and dividend disbursing agent fees and expenses	2,799
Payable for auditing fees	12,149
Payable for portfolio accounting fees	7,452
Payable for Directors'/Trustees' fees	217
Payable for insurance premiums	2,407
TOTAL LIABILITIES		32,772
Net assets for 1,864,209 shares outstanding		$18,792,663
Net Assets Consist of:
Paid-in capital		$28,734,486
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		221,437
Accumulated net realized loss on investments, written options and foreign currency transactions		(10,528,294)
Undistributed net investment income		365,034
TOTAL NET ASSETS		$18,792,663
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$18,792,663 ÷ 1,864,209 shares outstanding, no par value, unlimited shares authorized		$10.08

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (including $65,139 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $6,400)			$466,434
Interest			658
TOTAL INCOME			467,092
Expenses:
Investment adviser fee (Note 5)		$69,349
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		5,191
Transfer and dividend disbursing agent fees and expenses		7,548
Directors'/Trustees' fees		536
Auditing fees		12,149
Legal fees		4,541
Portfolio accounting fees		23,479
Printing and postage		11,023
Insurance premiums		1,969
Miscellaneous		2,208
TOTAL EXPENSES		212,377
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(69,349)
Waiver of administrative personnel and services fee (Note 5)	(12,304)
Reimbursement of other operating expenses (Note 5)	(22,087)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(6,639)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(110,379)
Net expenses			101,998
Net investment income			365,094
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(3,842,760)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			2,764,679
Net realized and unrealized loss on investments and foreign currency transactions			(1,078,081)
Change in net assets resulting from operations			$(712,987)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$365,094	$922,431
Net realized loss on investments, written options and foreign currency transactions	(3,842,760)	(6,231,356)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,764,679	(5,624,137)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(712,987)	(10,933,062)
Distributions to Shareholders:
Distributions from net investment income	(900,791)	(1,286,230)
Share Transactions:
Proceeds from sale of shares	512,786	693,733
Net asset value of shares issued to shareholders in payment of distributions declared	900,791	1,286,230
Cost of shares redeemed	(2,469,684)	(11,481,785)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,056,107)	(9,501,822)
Change in net assets	(2,669,885)	(21,721,114)
Net Assets:
Beginning of period	21,462,548	43,183,662
End of period (including undistributed net investment income of $365,034 and $900,731, respectively)	$18,792,663	$21,462,548

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide above-average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to provide income and protection from extreme reductions in the market value of certain securities. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At June 30, 2009, the Fund had no outstanding option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	52,661	49,881
Shares issued to shareholders in payment of distributions declared	95,625	86,732
Shares redeemed	(255,594)	(829,096)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(107,308)	(692,483)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $18,540,973. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $221,543. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,311,058 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,089,515.

At December 31, 2008, the Fund had a capital loss carryforward of $6,267,434 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 366,446
2016	$5,900,988

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $67,864 of its fee and voluntarily reimbursed $22,087 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.671% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,304 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, the Fund did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,154 and $43,556, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions With Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2009, the Adviser reimbursed $1,485. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Federated High Income Bond Fund II, Primary Shares	78,965	29,365	--	108,330	$599,063	$65,139

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2009, the Fund's expenses were reduced by $6,639 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$12,472,835
Sales	$13,577,705

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED EQUITY INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory (and subadvisory) contract(s) included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916801

G01305-01 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Fund for
U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$11.45		$11.53		$11.34		$11.36	$11.60	$11.77
Income From Investment Operations:
Net investment income	0.25		0.56		0.54		0.52	0.46	0.45 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.02		(0.08)		0.15		(0.07)	(0.24)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.48		0.69		0.45	0.22	0.42
Less Distributions:
Distributions from net investment income	(0.57)		(0.56)		(0.50)		(0.47)	(0.46)	(0.53)
Distributions from net realized gain on investments	--		--		--		--	--	(0.06)
TOTAL DISTRIBUTIONS	(0.57)		(0.56)		(0.50)		(0.47)	(0.46)	(0.59)
Net Asset Value, End of Period	$11.15		$11.45		$11.53		$11.34	$11.36	$11.60
Total Return [3]	2.45%		4.28%		6.29%		4.14%	2.03%	3.61%

Ratios to Average Net Assets:
Net expenses	0.74	% [4]	0.73%		0.74%		0.72%	0.72%	0.72%
Net investment income	3.88	% [4]	4.30%		4.74%		4.54%	4.16%	3.91%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$358,923		$393,122		$422,254		$407,704	$391,331	$377,368
Portfolio turnover [7]	30%		25%		53%		109%	92%	60%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense
Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,024.50	$3.71
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71

1 Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of the expenses.

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	70.3%
U.S. Government Agency Securities	14.2%
U.S. Treasury Securities	13.0%
Non-Agency Mortgage-Backed Securities	7.3%
FDIC Guaranteed Debt	1.3%
Repurchase Agreements - Cash	4.2%
Repurchase Agreements - Collateral [2]	2.0%
Other Assets and Liabilities - Net [3]	(12.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--13.0%
$1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	$2,094,188
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,218,125
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	508,663
3,050,000	[1]	United States Treasury Bonds, 7.625%, 2/15/2025	4,248,555
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,518,516
9,400,000		United States Treasury Notes, 0.875%, 4/30/2011 - 5/31/2011	9,372,257
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,022,500
6,000,000		United States Treasury Notes, 2.250%, 5/31/2014	5,920,313
13,000,000		United States Treasury Notes, 2.625%, 6/30/2014	13,043,672
3,000,000		United States Treasury Notes, 3.250%, 5/31/2016	3,012,656
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,681,755
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $45,144,952)	46,641,200
		GOVERNMENT AGENCIES--14.2%
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	7,432,480
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,323,918
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,820,968
8,500,000		Federal Home Loan Bank System, 1.625%, 1/21/2011 - 7/27/2011	8,576,278
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,314,844
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,005,566
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,519,717
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	87,965
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,807,242
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,070,648
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,092,988
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $48,626,349)	51,052,614
		MORTGAGE-BACKED SECURITIES--59.7%
		Federal Home Loan Mortgage Corp.--31.7%
24,357,701	[2]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 7/1/2039	24,677,897
25,367,935		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2036	26,051,522
45,445,023	[2]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 7/1/2039	46,999,628
11,944,052		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	12,514,594
1,294,617		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	1,385,986
1,835,567		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,999,684
141,188		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	153,752
21,724		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	24,260
12,827		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	14,420
		TOTAL	113,821,743
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--18.0%
$2,175,616		Federal National Mortgage Association, 4.500%, 12/1/2019	$2,257,457
9,231,537		Federal National Mortgage Association, 5.000%, 12/1/2023 - 11/1/2035	9,475,925
25,140,493		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	26,067,154
23,392,076	[2]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 7/1/2039	24,542,971
1,124,825		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	1,207,027
831,810		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	906,923
105,437		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	115,141
30,791		Federal National Mortgage Association, 8.000%, 7/1/2030	34,106
		TOTAL	64,606,704
		Government National Mortgage Association--10.0%
10,000,000	[2]	Government National Mortgage Association, 4.500%, 7/15/2039	9,968,774
2,998,588		Government National Mortgage Association, 5.000%, 7/15/2034	3,072,791
2,822,911		Government National Mortgage Association, 5.500%, 5/20/2035	2,926,895
17,263,351		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	17,998,996
1,582,420		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,706,161
79,012		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	86,355
3,403		Government National Mortgage Association, 8.000%, 4/15/2030	3,774
48,449		Government National Mortgage Association, 9.500%, 11/15/2016	54,139
		TOTAL	35,817,885
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $204,101,753)	214,246,332
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.7%
3,388,484		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,637,053
2,166,280		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,032,561
1,831,505		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	1,920,997
6,009,210		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.669%, 4/15/2036	5,929,918
3,334,250		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.629%, 6/15/2036	3,293,084
4,184,903		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.699%, 7/15/2036	4,147,014
1,219,045		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.719%, 8/15/2036	1,202,866
4,067,844		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 0.619%, 1/15/2037	4,005,190
785,023		Federal National Mortgage Association REMIC 2005-63 FC, 0.564%, 10/25/2031	768,837
1,297,865		Federal National Mortgage Association REMIC 2006-43 FL, 0.714%, 6/25/2036	1,282,690
3,855,108		Federal National Mortgage Association REMIC 2006-58 FP, 0.614%, 7/25/2036	3,804,907
4,740,983		Federal National Mortgage Association REMIC 2006-81 FB, 0.664%, 9/25/2036	4,690,437
5,058,896		Federal National Mortgage Association REMIC 2006-85 PF, 0.694%, 9/25/2036	4,959,740
1,573,551		Federal National Mortgage Association REMIC 2006-93 FM, 0.694%, 10/25/2036	1,545,479
294,579		Federal National Mortgage Association REMIC 361 1, PO STRIP, 0.000%, 10/1/2035	260,244
1,305,810		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,119,766
1,919,761		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.513%, 5/19/2047	771,796
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
$3,345,736		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	$2,660,758
3,303,515		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	2,627,181
3,110,538		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,363,288
1,688,535		Washington Mutual 2006-AR1, Class 2A1B, 2.410%, 1/25/2046	538,792
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $58,284,131)	52,562,598
		COMMERCIAL MORTGAGE-BACKED SECURITIES--3.2%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,775,447
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,406,812
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	2,691,789
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,095,743
3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	2,629,270
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,880,871)	11,599,061
		FDIC GUARANTEED DEBT--1.3%
4,600,000		Citibank NA, 1.500%, 7/12/2011 (IDENTIFIED COST $4,596,784)	4,621,183
		REPURCHASE AGREEMENTS--6.2%
4,921,000	[3]	Interest in $28,809,000 joint repurchase agreement 0.24%, dated 6/18/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $28,815,146 on 7/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 6/1/2035 and the market value of this underlying security was $29,387,727 (segregated pending settlement of dollar-roll transactions).	4,921,000
2,156,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660 (purchased with proceeds from securities lending collateral).	2,156,000
15,112,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	15,112,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	22,189,000
		TOTAL INVESTMENTS--112.3% (IDENTIFIED COST $396,823,840) [4]	402,911,988
		OTHER ASSETS AND LIABILITIES - NET--(12.3)% [5]	(43,989,323)
		TOTAL NET ASSETS--100%	$358,922,665

1 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 The cost of investments for federal tax purposes amounts to $396,537,682.

5 Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities
U.S. Treasury Obligations	$--	$ 46,641,200	$--	$ 46,641,200
Government Agencies	--	51,052,614	--	51,052,614
Mortgage-Backed Securities	--	214,246,332	--	214,246,332
Collateralized Mortgage Obligations	--	52,562,598	--	52,562,598
Commercial Mortgage-Backed Securities	--	11,599,061	--	11,599,061
FDIC Guaranteed Debt	--	4,621,183	--	4,621,183
Repurchase Agreements	--	22,189,000	--	22,189,000
TOTAL SECURITIES	$--	$402,911,988	$--	$402,911,988

The following acronyms are used throughout this portfolio:

PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $2,089,453 of securities loaned (identified cost $396,823,840)		$402,911,988
Cash		721
Income receivable		1,827,891
Receivable for shares sold		922,638
TOTAL ASSETS		405,663,238
Liabilities:
Payable for investments purchased	$44,502,182
Payable for shares redeemed	68,136
Payable for Directors'/Trustees' fees	357
Payable for collateral due to broker for securities lending	2,156,000
Accrued expenses	13,898
TOTAL LIABILITIES		46,740,573
Net assets for 32,189,989 shares outstanding		$358,922,665
Net Assets Consist of:
Paid-in capital		$351,171,112
Net unrealized appreciation of investments		6,088,148
Accumulated net realized loss on investments and futures contracts		(5,440,140)
Undistributed net investment income		7,103,545
TOTAL NET ASSETS		$358,922,665
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$358,922,665 ÷ 32,189,989 shares outstanding, no par value, unlimited shares authorized		$11.15

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest (including income on securities loaned of $2,660)		$8,584,673
Expenses:
Investment adviser fee (Note 5)	$1,115,042
Administrative personnel and services fee (Note 5)	144,092
Custodian fees	14,386
Transfer and dividend disbursing agent fees and expenses	7,977
Directors'/Trustees' fees	1,948
Auditing fees	10,165
Legal fees	3,293
Portfolio accounting fees	60,353
Printing and postage	23,833
Insurance premiums	2,228
Miscellaneous	1,172
TOTAL EXPENSES	1,384,489
Waiver of administrative personnel and services fee (Note 5)	(2,668)
Net expenses		1,381,821
Net investment income		7,202,852
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(659,610)
Net change in unrealized appreciation of investments		2,609,174
Net realized and unrealized gain on investments		1,949,564
Change in net assets resulting from operations		$9,152,416

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,202,852	$17,441,349
Net realized gain (loss) on investments and futures contracts	(659,610)	5,903,267
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,609,174	(6,709,925)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,152,416	16,634,691
Distributions to Shareholders:
Distributions from net investment income	(18,841,259)	(20,059,232)
Share Transactions:
Proceeds from sale of shares	33,720,926	67,973,296
Net asset value of shares issued to shareholders in payment of distributions declared	18,841,259	20,059,232
Cost of shares redeemed	(77,072,491)	(113,740,120)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,510,306)	(25,707,592)
Change in net assets	(34,199,149)	(29,132,133)
Net Assets:
Beginning of period	393,121,814	422,253,947
End of period (including undistributed net investment income of $7,103,545 and $18,741,952, respectively)	$358,922,665	$393,121,814

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At June 30, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,089,453	$2,156,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	2,983,159	6,011,816
Shares issued to shareholders in payment of distributions declared	1,711,286	1,797,422
Shares redeemed	(6,842,352)	(10,098,278)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,147,907)	(2,289,040)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $396,537,682. The net unrealized appreciation of investments for federal tax purposes was $6,374,306. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,275,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,901,670.

At December 31, 2008, the Fund had a capital loss carryforward of $6,010,113 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$4,543,327
2015	$1,466,786

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,668 of its fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$4,596,780
Sales	$10,297,423

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Fund forU.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$5.03		$7.49		$7.85		$7.74		$8.20		$7.99
Income From Investment Operations:
Net investment income	0.28	[2]	0.58	[2]	0.55	[2]	0.58	[2]	0.57	[2]	0.58	[2]
Net realized and unrealized gain (loss) on investments	0.91		(2.37)		(0.29)		0.20		(0.37)		0.21
TOTAL FROM INVESTMENT OPERATIONS	1.19		(1.79)		0.26		0.78		0.20		0.79
Less Distributions:
Distributions from net investment income	(0.69)		(0.67)		(0.62)		(0.67)		(0.66)		(0.58)
Net Asset Value, End of Period	$5.53		$5.03		$7.49		$7.85		$7.74		$8.20
Total Return [3]	26.72%		(25.99)%		3.43%		10.80%		2.66%		10.46%

Ratios to Average Net Assets:
Net expenses	0.80	% [4]	0.79%		0.77%		0.77%		0.75%		0.74%
Net investment income	10.74	% [4]	8.96%		7.29%		7.66%		7.40%		7.44%
Expense waiver/reimbursement [5]	0.02	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$143,197		$117,303		$196,470		$236,432		$248,538		$311,095
Portfolio turnover	16%		15%		31%		38%		33%		55%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$5.01		$7.45		$7.81		$7.70		$8.17		$7.97
Income From Investment Operations:
Net investment income	0.27	[2]	0.56	[2]	0.53	[2]	0.56	[2]	0.55	[2]	0.56	[2]
Net realized and unrealized gain (loss) on investments	0.91		(2.35)		(0.28)		0.20		(0.38)		0.20
TOTAL FROM INVESTMENT OPERATIONS	1.18		(1.79)		0.25		0.76		0.17		0.76
Less Distributions:
Distributions from net investment income	(0.67)		(0.65)		(0.61)		(0.65)		(0.64)		(0.56)
Net Asset Value, End of Period	$5.52		$5.01		$7.45		$7.81		$7.70		$8.17
Total Return [3]	26.57%		(26.09)%		3.19%		10.57%		2.27%		10.16%

Ratios to Average Net Assets:
Net expenses	1.05	% [4]	1.04%		1.02%		1.02%		1.00%		0.99%
Net investment income	10.49	% [4]	8.68%		7.04%		7.42%		7.14%		7.19%
Expense waiver/reimbursement [5]	0.02	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$74,341		$55,262		$89,486		$97,175		$89,627		$111,572
Portfolio turnover	16%		15%		31%		38%		33%		55%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,267.20	$4.50
Service Shares	$1,000	$1,265.70	$5.90
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.83	$4.01
Service Shares	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.80%
Service Shares	1.05%

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.8%
Media--Non-Cable	8.4%
Food & Beverage	6.4%
Industrial--Other	5.7%
Consumer Products	5.5%
Gaming	5.4%
Technology	5.4%
Energy	5.3%
Utility--Natural Gas	4.9%
Wireless Communications	4.6%
Retailers	3.6%
Utility--Electric	3.6%
Other [2]	28.2%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities -- Net [4]	2.4%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.6%
		Aerospace/Defense--2.4%
$875,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$807,187
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	170,000
2,050,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,916,750
625,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	364,063
485,343	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	245,098
700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	668,500
700,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	574,000
650,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	503,750
		TOTAL	5,249,348
		Automotive--2.8%
800,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	52,000
1,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.889%, 1/13/2012	1,298,125
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,254,881
250,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	202,548
725,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	671,061
1,375,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,052,578
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	300,000
650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	471,250
1,300,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	832,000
		TOTAL	6,134,443
		Building Materials--0.6%
50,000	[1,2]	Interface, Inc., 11.375%, 11/1/2013	52,000
600,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	564,000
250,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	201,875
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	145,000
775,000	[3,4]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	42,625
475,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	308,750
		TOTAL	1,314,250
		Chemicals--3.2%
200,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	208,500
1,225,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	894,250
325,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	323,781
1,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	580,125
725,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	654,312
675,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	685,242
300,000	[1,2]	Nalco Co., 8.25%, 5/15/2017	303,000
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	654,040
1,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,230,000
825,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	757,969
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	437,365
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	158,953
		TOTAL	6,887,537
Principal Amount			Value
		CORPORATE BONDS--continued
		Construction Machinery--0.5%
$1,075,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	$868,062
250,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	250,000
		TOTAL	1,118,062
		Consumer Products--5.5%
1,275,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	930,750
669,380		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	184,079
675,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	634,500
850,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	817,062
1,475,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,298,000
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	526,625
1,500,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,496,250
1,575,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,578,938
1,100,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	1,030,755
400,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	421,000
1,175,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	972,313
875,000	[1,3,4]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	13,125
2,050,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	2,024,375
		TOTAL	11,927,772
		Energy--5.3%
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	840,000
925,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	749,250
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,323,437
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	480,938
200,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	184,500
225,000	[1,2]	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	225,562
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	411,750
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	559,000
1,125,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,012,500
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,020,000
525,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	513,187
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	237,875
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	501,000
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	394,234
250,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	220,000
250,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	225,625
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	846,000
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	345,188
325,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	313,625
325,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	279,500
825,000	[1,2]	Sandridge Energy, Inc., 9.875%, 5/15/2016	800,250
		TOTAL	11,483,421
		Entertainment--0.9%
800,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	794,000
775,000	[1,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	11,625
850,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	811,750
350,000		Universal City Florida Holding Co., Floating Rate Note, 5.778%, 5/1/2010	287,875
		TOTAL	1,905,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Environmental--0.3%
$600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	$615,375
		Financial Institutions--2.9%
3,107,000	[1,2]	General Motors Acceptance Corp., 6.875%, 9/15/2011	2,749,695
569,000	[1,2]	General Motors Acceptance Corp., 7.00%, 2/1/2012	488,202
844,000	[1,2]	General Motors Acceptance Corp., 8.00%, 11/1/2031	599,240
675,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	664,875
1,675,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,164,125
1,125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	613,125
		TOTAL	6,279,262
		Food & Beverage--6.4%
900,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	828,000
1,575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,535,625
775,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.528%, 2/1/2015	633,562
43,700		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	266,570
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,221,937
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	277,062
450,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	418,500
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	302,250
1,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,238,625
1,250,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,225,000
575,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	556,313
1,200,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	918,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	819,000
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	680,000
1,775,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	1,109,375
1,025,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	845,625
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	238,063
200,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	198,500
600,000	[1,2]	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	654,000
		TOTAL	13,966,007
		Gaming--5.4%
900,000	[1,2]	Ameristar Casinos, Inc., 9.25%, 6/1/2014	922,500
1,125,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	47,812
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	790,500
850,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	752,250
450,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	427,500
1,050,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	5,250
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	916,500
250,295	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	140,165
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	939,375
100,000	[1,2]	MGM Mirage, 10.375%, 5/15/2014	104,250
200,000	[1,2]	MGM Mirage, 11.125%, 11/15/2017	213,000
200,000	[1,2]	MGM Mirage, 13.00%, 11/15/2013	220,000
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	825,563
1,475,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	964,281
275,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	221,375
425,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	405,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	$777,750
975,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	794,625
1,050,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	635,250
525,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	464,625
1,325,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,172,625
		TOTAL	11,741,071
		Health Care--9.8%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	663,000
1,100,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	937,750
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	456,000
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	617,625
225,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	223,312
2,125,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,093,125
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	793,125
600,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	628,500
200,000	[1,2]	HCA, Inc., 8.50%, 4/15/2019	197,000
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	416,875
3,840,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	3,811,200
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	864,062
625,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	606,250
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,196,250
925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	839,437
225,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	207,000
1,050,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	861,000
250,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.635%, 6/1/2015	202,500
775,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	734,313
1,700,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	1,351,500
250,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	245,000
825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	794,063
300,000		Ventas Realty LP, 6.50%, 6/1/2016	270,375
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	970,188
175,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	169,750
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,136,020
		TOTAL	21,285,220
		Industrial - Other--5.7%
950,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	836,000
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	453,062
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	391,875
475,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	441,750
500,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	486,875
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	467,250
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	637,094
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	522,000
1,475,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,449,187
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.583%, 4/1/2015	529,750
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	798,438
850,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	846,812
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	$965,250
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,075,250
350,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	259,875
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	703,250
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	826,875
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	607,813
		TOTAL	12,298,406
		Lodging--1.1%
275,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	248,875
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,228,500
925,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	812,844
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	218,625
		TOTAL	2,508,844
		Media - Cable--1.6%
225,000	[3,4]	Charter Communications Holdings II, 8.75%, 11/15/2013	214,875
1,300,000	[3,4]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,378,000
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,088,062
175,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	178,719
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	405,563
250,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	247,500
		TOTAL	3,512,719
		Media - Non-Cable--8.4%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	534,901
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	291,125
675,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	627,750
950,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	957,125
1,347,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	208,785
700,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	108,500
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,156,250
900,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	411,750
1,575,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	49,219
2,825,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,895,625
2,275,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,047,500
500,000	[1,2]	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	506,250
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	828,750
500,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	478,125
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	255,000
1,375,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	831,875
1,350,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	114,750
124,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	46,190
972,650	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/ 7.00%, 1/15/2014	282,068
375,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	242,812
325,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	317,687
825,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	822,937
700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	637,875
950,000	[3,4]	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	53,438
1,100,000	[3,4]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	61,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$1,000,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	$56,250
466,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	485,223
1,800,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	90,000
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,072,500
900,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	528,750
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	123,438
1,800,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	391,500
700,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	573,125
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	99,750
		TOTAL	18,188,698
		Metals & Mining--1.1%
750,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	12,188
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	16,406
850,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	857,580
300,000	[1,2]	Teck Cominco Ltd., Sr. Secd. Note, Series 144A, 10.75%, 5/15/2019	322,997
850,000	[1,2]	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 10.25%, 5/15/2016	891,469
250,000	[1,2]	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 9.75%, 5/15/2014	258,999
		TOTAL	2,359,639
		Packaging--1.7%
1,175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	995,812
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,105,312
275,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	266,750
425,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	429,250
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Company Guarantee, Series 144A, 7.375%, 5/15/2016	487,500
141,585	[1,3,4,5]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
200,000	[1,2]	Sealed Air Corp., 7.875%, 6/15/2017	198,504
125,000	[1,2]	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	125,938
		TOTAL	3,615,636
		Paper--2.0%
175,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	179,375
900,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	877,500
125,000	[1,2]	Graphic Packaging International Corp., 9.50%, 6/15/2017	123,750
1,775,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,704,000
300,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	145,500
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	391,875
175,000		Rock-Tenn Co., 9.25%, 3/15/2016	178,937
625,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	639,063
175,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	161,000
		TOTAL	4,401,000
		Restaurants--0.9%
550,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	506,000
1,025,000		NPC International, Inc., 9.50%, 5/1/2014	937,875
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.129%, 3/15/2014	486,500
		TOTAL	1,930,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--3.6%
$1,075,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	$1,166,375
1,425,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	1,147,125
625,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	599,784
125,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	82,102
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	99,535
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	175,683
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	146,883
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	376,125
1,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	851,875
250,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	197,599
1,050,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,044,750
275,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	233,063
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,236,375
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	548,437
		TOTAL	7,905,711
		Services--2.3%
1,150,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	967,438
1,650,000		KAR Holdings, Inc., 10.00%, 5/1/2015	1,361,250
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,302,000
1,475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,298,000
		TOTAL	4,928,688
		Supermarkets--0.3%
650,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	633,750
		Technology--5.4%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,069,062
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,087,125
1,050,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	750,750
787,031		Freescale Semiconductor, Inc., Company Guarantee, PIK 9.125%, 12/15/2014	295,137
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	599,250
925,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	383,875
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	960,000
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,182,000
150,000	[1,2]	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	155,437
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	840,938
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.708%, 4/1/2012	497,875
425,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	418,625
1,073,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,019,350
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,323,469
825,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	796,125
600,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	357,000
		TOTAL	11,736,018
		Textile--0.4%
425,000		Phillips Van Heusen Corp., Sr. Note, 7.25%, 2/15/2011	420,750
500,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	493,750
		TOTAL	914,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Tobacco--0.5%
$700,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	$666,750
500,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	476,563
		TOTAL	1,143,313
		Transportation--1.6%
1,100,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	753,500
750,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	693,750
900,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	805,500
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	374,000
1,000,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	847,500
		TOTAL	3,474,250
		Utility - Electric--3.6%
1,350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,058,062
1,275,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,045,500
321,566	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	313,215
600,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	571,500
300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	291,750
950,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	897,750
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	948,750
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,001,794
225,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	216,997
1,825,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	1,145,188
700,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	439,250
		TOTAL	7,929,756
		Utility - Natural Gas--4.9%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,150,000
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,214,500
1,550,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,418,250
450,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, Series 144A, 6.875%, 11/1/2014	373,500
825,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	717,750
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	192,155
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	973,699
375,000	[1,2]	Regency Energy Partners LP, 9.375%, 6/1/2016	364,687
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	897,250
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	672,187
1,575,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,719,599
1,075,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,063,398
		TOTAL	10,756,975
		Wireless Communications--4.6%
550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.958%, 1/1/2013	550,000
550,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	583,000
150,000	[1,2]	Crown Castle International Corp., 7.75%, 5/1/2017	147,000
600,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	597,000
375,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	313,125
976,498	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	815,376
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	780,000
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireless Communications--continued
$1,900,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	$1,897,625
2,250,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,805,625
1,675,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,394,437
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,069,250
		TOTAL	9,952,438
		Wireline Communications--0.9%
1,275,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,290,937
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	714,304
		TOTAL	2,005,241
		TOTAL CORPORATE BONDS (IDENTIFIED COST $256,418,101)	210,102,975
		COMMON STOCKS--0.0%
		Consumer Products--0.0%
580	[1,3,5]	Sleepmaster LLC	6
		Media - Cable--0.0%
7,305		Virgin Media, Inc.	68,302
		Metals & Mining--0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	465
		Other--0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging--0.0%
3	[1,3,5]	Pliant Corp.	0
15,500	[1,3,5]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,087,729)	68,773
		PREFERRED STOCK--0.2%
		Financial - Commercial--0.2%
868	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, Annual Dividend $61.36 (IDENTIFIED COST $273,345)	373,349
		WARRANT--0.0%
		Media - Non-Cable--0.0%
850	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $146,665)	404
Principal Amount			Value
		REPURCHASE AGREEMENT--0.8%
$1,836,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726. (AT COST)	$1,836,000
		TOTAL INVESTMENTS--97.6% (IDENTIFIED COST $259,761,840) [6]	212,381,501
		OTHER ASSETS AND LIABILITIES - NET--2.4% [7]	5,157,033
		TOTAL NET ASSETS--100%	$217,538,534

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $47,911,873, which represented 22.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2009, these liquid restricted securities amounted to $46,589,082, which represented 21.4% of total net assets.

3 Non-income producing security.

4 Issuer in default.

5 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

6 The cost of investments for federal tax purposes amounts to $259,801,558.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1--Quoted Prices and Investments in Mutual Funds	Level 2--Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$ --	$ 210,096,405	$6,570	$ 210,102,975
Equity Securities
Domestic	$68,302	$ 373,753	$ 6	$ 442,061
International	$ --	$ --	$ 465	$ 465
Repurchase Agreement	$ --	$ 1,836,000	$ --	$ 1,836,000
TOTAL SECURITIES	$68,302	$212,306,158	$7,041	$212,381,501

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity -- Domestic Securities	Investments in Equity -- International Securities
Balance as of January 1, 2009	$3,169,037	$419,810	$451
Change in unrealized appreciation (depreciation)	1,454,978	--	14
Net purchases (sales)	468	--	--
Realized gain (loss)	(1,455,446)	--	--
Transfers in and/or out of Level 3	(3,162,467)	(419,804)	--
BALANCE AS OF JUNE 30, 2009	$ 6,570	$ 6	$465
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2009.	$ (468)	$ --	$ 14

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $259,761,840)		$212,381,501
Cash		1,266,512
Income receivable		4,559,432
Receivable for investments sold		507,697
Receivable for shares sold		655,520
TOTAL ASSETS		219,370,662
Liabilities:
Payable for investments purchased	$1,512,608
Payable for shares redeemed	290,938
Payable for Directors'/Trustees' fees	625
Payable for distribution services fee (Note 5)	15,041
Accrued expenses	12,916
TOTAL LIABILITIES		1,832,128
Net assets for 39,341,571 shares outstanding		$217,538,534
Net Assets Consist of:
Paid-in capital		$337,777,511
Net unrealized depreciation of investments		(47,380,339)
Accumulated net realized loss on investments		(82,667,817)
Undistributed net investment income		9,809,179
TOTAL NET ASSETS		$217,538,534
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$143,197,185 ÷ 25,875,157 shares outstanding, no par value, unlimited shares authorized		$5.53
Service Shares:
$74,341,349 ÷ 13,466,414 shares outstanding, no par value, unlimited shares authorized		$5.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends		$29,037
Interest		10,630,177
TOTAL INCOME		10,659,214
Expenses:
Investment adviser fee (Note 5)	$554,184
Administrative personnel and services fee (Note 5)	94,220
Custodian fees	4,480
Transfer and dividend disbursing agent fees and expenses	15,830
Directors'/Trustees' fees	1,200
Auditing fees	13,018
Legal fees	3,276
Portfolio accounting fees	39,369
Distribution services fee--Service Shares (Note 5)	73,816
Printing and postage	26,577
Insurance premiums	2,155
Miscellaneous	1,845
TOTAL EXPENSES	829,970
Waiver of administrative personnel and services fee (Note 5)	(16,432)
Net expenses		813,538
Net investment income		9,845,676
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(8,288,434)
Net change in unrealized depreciation of investments		42,621,080
Net realized and unrealized gain on investments		34,332,646
Change in net assets resulting from operations		$44,178,322

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,845,676	$20,986,442
Net realized loss on investments	(8,288,434)	(3,568,914)
Net change in unrealized appreciation/depreciation of investments	42,621,080	(79,366,084)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,178,322	(61,948,556)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(15,070,077)	(16,534,260)
Service Shares	(6,422,904)	(7,318,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,492,981)	(23,853,126)
Share Transactions:
Proceeds from sale of shares	52,322,224	55,327,760
Net asset value of shares issued to shareholders in payment of distributions declared	20,423,110	23,018,008
Cost of shares redeemed	(50,456,816)	(105,935,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,288,518	(27,589,920)
Change in net assets	44,973,859	(113,391,602)
Net Assets:
Beginning of period	172,564,675	285,956,277
End of period (including undistributed net investment income of $9,809,179 and $21,456,484, respectively)	$217,538,534	$172,564,675

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance polices and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$ 590,610	$ --
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/1/2008	$ 1,196,729	$894,250
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$ 737, 477	$ 11,625
Herbst Gaming, Inc. Sr. Sub. Note, 7.00%, 11/15/2014	4/24/2007	$ 360,000	$ 5,250
Pliant Corp.	7/18/2006	$ --	$ --
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$ 2,557	$ 465
Russell Stanley Holdings, Inc.	2/5/1999 - 12/28/2001	$ 1,250	$ --
Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$ 729,840	$ 6,570
Sleepmaster LLC	12/23/2004	$ --	$ 6
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 - 2/8/2006	$ 885,938	$ 13,125
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004 - 1/3/2006	$1,786,250	$391,500

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	4,484,366	$22,681,665	5,069,119	$31,360,063
Shares issued to shareholders in payment of distributions declared	3,083,746	14,000,206	2,389,519	15,699,142
Shares redeemed	(5,008,881)	(25,990,928)	(10,373,867)	(67,056,886)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	2,559,231	$10,690,943	(2,915,229)	$(19,997,681)

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,642,283	$29,640,559	3,875,586	$23,967,697
Shares issued to shareholders in payment of distributions declared	1,417,859	6,422,904	1,117,384	7,318,866
Shares redeemed	(4,628,427)	(24,465,888)	(5,963,550)	(38,878,802)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,431,715	$11,597,575	(970,580)	$(7,592,239)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,990,946	$22,288,518	(3,885,809)	$(27,589,920)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $259,801,558. The net unrealized depreciation of investments for federal tax purposes was $47,420,057. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,894,127 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,314,184.

At December 31, 2008, the Fund had a capital loss carryforward of $71,429,732 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 27,754,606
2010	$32,328,794
2011	$ 5,944,935
2013	$ 50,909
2014	$ 948,345
2016	$ 4,402,143

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.084% of average daily net assets of the Fund. FAS waived $16,432 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, FSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $152,438, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2009, were as follows:

Purchases	$ 47,727,418
Sales	$28,023,895

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED HIGH INCOME BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one- year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$10.10		$18.71	$17.11	$14.42	$13.22	$11.59
Income from Investment Operations:
Net investment income	0.12		0.07 [2]	0.13	0.00 [3]	0.07	0.00	[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92		(8.59)	1.50	2.72	1.13	1.63
TOTAL FROM INVESTMENT OPERATIONS	1.04		(8.52)	1.63	2.72	1.20	1.63
Less Distributions:
Distributions from net investment income	(0.33)		(0.09)	(0.03)	(0.03)	--	--
Net Asset Value, End of Period	$10.81		$10.10	$18.71	$17.11	$14.42	$13.22
Total Return [4]	10.97%		(45.72)%	9.55%	18.89%	9.08%	14.06%

Ratios to Average Net Assets:
Net expenses	1.69	% [5]	1.57%	1.44%	1.49%	1.58%	1.57	% [6]
Net investment income	1.98	% [5]	0.44%	0.71%	0.23%	0.50%	0.03%
Expense waiver/reimbursement [7]	2.02	% [5]	0.23%	0.03%	0.03%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,740		$12,584	$76,550	$70,213	$58,700	$53,093
Portfolio turnover	62%		212%	125%	83%	125%	87%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.57% for the year ended December 31, 2004 after taking into account this expense reduction.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,109.70	$8.84
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,016.41	$8.45

1 Expenses are equal to the Fund's annualized net expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	12.1%
Switzerland	11.8%
Germany	8.9%
Canada	6.0%
Hong Kong	5.8%
Japan	5.6%
Singapore	4.6%
Netherlands	3.7%
France	3.6%
Australia	3.3%
Italy	3.3%
Brazil	3.2%
Bermuda	3.0%
Taiwan	2.9%
Luxembourg	2.3%
Norway	2.1%
Portugal	2.0%
Mexico	1.8%
Ireland	1.6%
Sweden	1.6%
Israel	1.0%
Russia	1.0%
Spain	0.8%
United States	0.8%
Greece	0.5%
Finland	0.3%
Securities Lending Collateral [2]	1.2%
Cash Equivalents [3]	3.1%
Other Assets and Liabilities - Net [4]	2.1%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At June 30, 2009, the Fund's sector classification 5 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	18.5%
Health Care	13.9%
Consumer Staples	13.2%
Industrials	12.1%
Energy	11.0%
Materials	10.3%
Consumer Discretionary	8.1%
Information Technology	6.5%
Securities Lending Collateral [2]	1.2%
Cash Equivalents [3]	3.1%
Other Assets and Liabilities - Net [4]	2.1%
TOTAL	100.0%

5 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--91.1%
		AUSTRALIA--3.3%
		Materials--1.5%
6,800		BHP Billiton Ltd.	$190,246
		Pharmaceuticals, Biotechnology & Life Sciences--1.8%
8,900		CSL Ltd.	230,568
		TOTAL AUSTRALIA	420,814
		BERMUDA--3.0%
		Capital Goods--1.6%
9,300		Ingersoll-Rand Co. Ltd., Class A	194,370
		Diversified Financials--1.4%
10,189		Invesco Ltd.	181,568
		TOTAL BERMUDA	375,938
		BRAZIL--1.6%
		Energy--1.6%
6,200	[1]	Petroleo Brasileiro SA, ADR	206,832
		CANADA--6.0%
		Energy--3.7%
10,700		Nexen, Inc.	232,463
16,600		Talisman Energy, Inc.	238,478
		TOTAL	470,941
		Materials--2.3%
3,100		Potash Corp. of Saskatchewan, Inc.	288,455
		TOTAL CANADA	759,396
		FINLAND--0.3%
		Technology Hardware & Equipment--0.3%
3,000		Nokia Oyj, Class A, ADR	43,740
		FRANCE--3.6%
		Banks--1.2%
2,800		Societe Generale, Paris	152,739
		Capital Goods--1.4%
2,990	[1,2]	Alstom	176,400
		Food, Beverage & Tobacco--1.0%
2,700		Danone	133,251
		TOTAL FRANCE	462,390
		GERMANY, FEDERAL REPUBLIC OF--8.0%
		Automobiles & Components--1.7%
6,080		Daimler AG	219,886
		Consumer Durables & Apparel--0.5%
1,800		Adidas AG	68,431
		Materials--1.1%
2,550		K&S AG	143,198
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		GERMANY, FEDERAL REPUBLIC OF--continued
		Pharmaceuticals, Biotechnology & Life Sciences--3.2%
3,550		Bayer AG	$190,340
2,170		Merck KGAA	220,703
		TOTAL	411,043
		Semiconductors & Semiconductor Equipment--0.5%
4,900	[1]	Aixtron AG	60,216
		Software & Services--1.0%
3,000		SAP AG	120,659
		TOTAL GERMANY, FEDERAL REPUBLIC OF	1,023,433
		GREECE--0.5%
		Banks--0.5%
2,400		National Bank of Greece	66,663
		HONG KONG--5.8%
		Banks--1.8%
23,200		Dah Sing Financial Group	94,745
16,000		Wing Hang Bank Ltd.	139,664
		TOTAL	234,409
		Diversified Financials--1.8%
15,000		Hong Kong Exchanges & Clearing Ltd.	233,805
		Real Estate--2.2%
22,000		Sun Hung Kai Properties	275,637
		TOTAL HONG KONG	743,851
		IRELAND--1.6%
		Health Care Equipment & Services--1.6%
5,400		Covidien PLC	202,176
		ISRAEL--1.0%
		Pharmaceuticals, Biotechnology & Life Sciences--1.0%
2,600		Teva Pharmaceutical Industries Ltd., ADR	128,284
		ITALY--3.3%
		Capital Goods--1.6%
14,400		Finmeccanica SpA	202,616
		Energy--1.7%
9,050		ENI SpA	213,924
		TOTAL ITALY	416,540
		JAPAN--5.6%
		Capital Goods--1.4%
11,800		Komatsu Ltd.	182,754
		Consumer Durables & Apparel--1.2%
11,000		Panasonic Corp.	148,669
		Food, Beverage & Tobacco--1.8%
72		Japan Tobacco, Inc.	225,712
		Retailing--1.2%
2,540		Yamada Denki	148,442
		TOTAL JAPAN	705,577
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		LUXEMBOURG--2.3%
		Materials--2.3%
8,750	[1]	ArcelorMittal	$287,111
		MEXICO--1.8%
		Media--1.8%
13,300		Grupo Televisa SA, GDR	226,100
		NETHERLANDS--3.7%
		Food, Beverage & Tobacco--1.0%
5,200		Unilever NV	125,216
		Pharmaceuticals, Biotechnology & Life Sciences--0.9%
6,000	[1]	Qiagen NV	111,540
		Semiconductors & Semiconductor Equipment--1.8%
10,700	[1]	ASM Lithography Holding NV	231,312
		TOTAL NETHERLANDS	468,068
		NORWAY--2.1%
		Materials--2.1%
9,600		Yara International ASA	268,734
		PORTUGAL--2.0%
		Energy--2.0%
17,921		Galp Energia SGPS SA	251,405
		RUSSIA--1.0%
		Energy--1.0%
6,400		Gazprom, GDR	129,600
		SINGAPORE--4.6%
		Banks--1.5%
19,000		United Overseas Bank Ltd.	192,571
		Diversified Financials--1.7%
45,000		Singapore Exchange Ltd.	220,588
		Real Estate--1.4%
30,000		City Developments Ltd.	177,713
		TOTAL SINGAPORE	590,872
		SPAIN--0.8%
		Pharmaceuticals, Biotechnology & Life Sciences--0.8%
5,900		Grifols SA	104,205
		SWEDEN--1.6%
		Capital Goods--1.6%
14,800		Assa Abloy AB, Class B	206,231
		SWITZERLAND--11.8%
		Capital Goods--2.7%
22,300		ABB Ltd.	350,544
		Consumer Durables & Apparel--0.8%
600		Swatch Group AG, Class B	96,250
		Diversified Financials--1.1%
11,700		UBS AG	143,107
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SWITZERLAND--continued
		Food, Beverage & Tobacco--2.4%
8,250		Nestle SA	$310,699
		Materials--1.1%
230		Givaudan SA	140,873
		Pharmaceuticals, Biotechnology & Life Sciences--3.7%
2,970	[1]	Actelion Ltd.	155,395
2,285		Roche Holding AG	310,611
		TOTAL	466,006
		TOTAL SWITZERLAND	1,507,479
		TAIWAN, PROVINCE OF CHINA--2.9%
		Semiconductors & Semiconductor Equipment--1.5%
19,900		Taiwan Semiconductor Manufacturing Co., ADR	187,259
		Technology Hardware & Equipment--1.4%
12,700		HTC Corp.	179,604
		TOTAL TAIWAN, PROVINCE OF CHINA	366,863
		UNITED KINGDOM--12.1%
		Banks--2.2%
15,900		Barclays PLC	74,029
24,640		HSBC Holdings PLC	203,702
		TOTAL	277,731
		Commercial & Professional Services--1.8%
33,300		Serco Group PLC	231,193
		Energy--1.0%
15,100	[1]	Wellstream Holdings PLC	127,318
		Food, Beverage & Tobacco--6.2%
6,650		British American Tobacco PLC	183,036
21,100		Cadbury PLC	179,817
4,500		Diageo PLC	64,521
13,850		Imperial Tobacco Group PLC	359,563
		TOTAL	786,937
		Media--0.9%
16,200		Reed Elsevier PLC	120,601
		TOTAL UNITED KINGDOM	1,543,780
		UNITED STATES--0.8%
		Food, Beverage & Tobacco--0.8%
1,600		Bunge Ltd.	96,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,442,138)	11,602,482
		PREFERRED STOCKS--2.5%
		BRAZIL--1.6%
		Banks--1.6%
12,500	[1]	Banco Itau Holding Financeira SA Pfd., R$0.144 Annual Dividend	198,392
Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		GERMANY, FEDERAL REPUBLIC OF--0.9%
		Health Care Equipment & Services--0.9%
2,200		Fresenius SE, Pfd., $0.941 Annual Dividend	$118,791
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $302,886)	317,183
		REPURCHASE AGREEMENTS--4.3%
$393,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	393,000
161,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660 (purchased with proceeds from securities lending collateral).	161,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	554,000
		TOTAL INVESTMENTS--97.9% (IDENTIFIED COST $12,299,024) [3]	12,473,665
		OTHER ASSETS AND LIABILITIES - NET--2.1% [4]	266,073
		TOTAL NET ASSETS--100%	$12,739,738

1 Non-income producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$ 96,400	$ --	$--	$ 96,400
International	11,823,265	--	--	11,823,265
Repurchase Agreements	--	554,000	--	554,000
TOTAL SECURITIES	$11,919,665	$554,000	$--	$12,473,665

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $147,492 of securities loaned (identified cost $12,299,024)		$12,473,665
Cash		927
Cash denominated in foreign currencies (identified cost $13,085)		12,992
Income receivable		67,900
Receivable for shares sold		401,326
TOTAL ASSETS		12,956,810
Liabilities:
Payable for investments purchased	$27,893
Payable for shares redeemed	2,858
Payable for collateral due to broker for securities lending	161,000
Payable for auditing fees	13,513
Payable for portfolio accounting fees	6,848
Payable for Directors'/Trustees' fees	294
Accrued expenses	4,666
TOTAL LIABILITIES		217,072
Net assets for 1,178,749 shares outstanding		$12,739,738
Net Assets Consist of:
Paid-in capital		$28,776,187
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		178,447
Accumulated net realized loss on investments and foreign currency transactions		(16,326,717)
Undistributed net investment income		111,821
TOTAL NET ASSETS		$12,739,738
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,739,738 ÷ 1,178,749 shares outstanding, no par value, unlimited shares authorized		$10.81

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $26,063)			$203,193
Interest (including income on securities loaned of $4,360)			4,491
TOTAL INCOME			207,684
Expenses:
Investment adviser fee (Note 5)		$56,498
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		15,459
Transfer and dividend disbursing agent fees and expenses		7,613
Directors'/Trustees' fees		585
Auditing fees		13,513
Legal fees		4,767
Portfolio accounting fees		25,320
Printing and postage		6,804
Insurance premiums		2,150
Miscellaneous		2,667
TOTAL EXPENSES		209,760
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(56,498)
Waiver of administrative personnel and services fee	(12,340)
Reimbursement of other operating expenses	(45,163)
TOTAL WAIVERS AND REIMBURSEMENT		(114,001)
Net expenses			95,759
Net investment income			111,925
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,892,765)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,890,213
Net realized and unrealized gain on investments and foreign currency transactions			997,448
Change in net assets resulting from operations			$1,109,373

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$111,925	$199,298
Net realized loss on investments and foreign currency transactions	(2,892,765)	(9,624,749)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,890,213	(10,102,976)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,109,373	(19,528,427)
Distributions to Shareholders:
Distributions from net investment income	(379,905)	(374,131)
Share Transactions:
Proceeds from sale of shares	695,310	5,164,805
Net asset value of shares issued to shareholders in payment of distributions declared	379,905	374,131
Cost of shares redeemed	(1,648,854)	(49,602,674)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(573,639)	(44,063,738)
Change in net assets	155,829	(63,966,296)
Net Assets:
Beginning of period	12,583,909	76,550,205
End of period (including undistributed net investment income of $111,821 and $379,801, respectively)	$12,739,738	$12,583,909

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$147,492	$161,000

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(25,454)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$100

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	65,543	308,452
Shares issued to shareholders in payment of distributions declared	42,542	22,403
Shares redeemed	(175,767)	(3,176,889)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(67,682)	(2,846,034)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $12,299,024. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $174,641. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,357,998 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,183,357.

At December 31, 2008, the Fund had a capital loss carryforward of $13,222,984 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,581,556
2016	$9,641,428

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $56,498 of its fee and voluntarily reimbursed $45,163 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 1.098% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,340 of its fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$7,007,604
Sales	$8,294,546

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED INTERNATIONAL EQUITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916603

G00433-06 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$ 9.80		$18.82		$16.46		$14.52		$13.07		$11.40
Income From Investment Operations:
Net investment income (loss)	0.01		(0.02	) [2]	(0.03	) [2]	(0.06	) [2]	(0.07	) [2]	(0.07	) [2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.79		(7.27)		3.34		2.21		1.54		1.74
TOTAL FROM INVESTMENT OPERATIONS	0.80		(7.29)		3.31		2.15		1.47		1.67
Less Distributions:
Distributions from net investment income	--		(0.05)		--		--		--		--
Distributions from net realized gain on investments, written options and foreign currency transactions	--		(1.68)		(0.95)		(0.21)		(0.02)		(0.0007)
TOTAL DISTRIBUTIONS	--		(1.73)		(0.95)		(0.21)		(0.02)		(0.0007)
Net Asset Value, End of Period	$10.60		$ 9.80		$18.82		$16.46		$14.52		$13.07
Total Return [3]	8.16%		(41.79)%		21.04%		14.88%		11.24%		14.66%

Ratios to Average Net Assets:
Net expenses	1.53	% [4,5]	1.53	% [5]	1.53	% [5]	1.50%		1.50%		1.50%
Net investment income (loss)	0.05	% [4]	(0.14)%		(0.15)%		(0.40)%		(0.52)%		(0.63)%
Expense waiver/reimbursement [6]	0.38	% [4]	0.39%		0.32%		0.48%		0.51%		1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,523		$37,588		$61,696		$34,937		$40,202		$17,940
Portfolio turnover	53%		71%		67%		58%		67%		77%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.53%, 1.53% and 1.53% for the six months ended June 30, 2009 and for the years ended December 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$ 9.69		$18.61		$16.34		$14.45		$13.05		$11.40
Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.05	) [2]	(0.07	) [2]	(0.10	) [2]	(0.10	) [2]	(0.11	) [2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.78		(7.19)		3.29		2.20		1.52		1.76
TOTAL FROM INVESTMENT OPERATIONS	0.77		(7.24)		3.22		2.10		1.42		1.65
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	--		(1.68)		(0.95)		(0.21)		(0.02)		--
Net Asset Value, End of Period	$10.46		$ 9.69		$18.61		$16.34		$14.45		$13.05
Total Return [3]	7.95%		(41.91)%		20.63%		14.60%		10.88%		14.48%

Ratios to Average Net Assets:
Net expenses	1.78	% [4,5]	1.78	% [5]	1.78	% [5]	1.75%		1.75%		1.75%
Net investment income (loss)	(0.19	)% [4]	(0.37)%		(0.40)%		(0.64)%		(0.77)%		(0.90)%
Expense waiver/reimbursement [6]	0.38	% [4]	0.39%		0.32%		0.48%		0.51%		1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,398		$62,180		$77,516		$66,714		$53,792		$37,120
Portfolio turnover	53%		71%		67%		58%		67%		77%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.78%, 1.78% and 1.78% for the six months ended June 30, 2009 and for the years ended December 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,081.60	$7.90
Service Shares	$1,000	$1,079.50	$9.18
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	29.8%
Financials	20.6%
Industrials	11.6%
Information Technology	9.2%
Materials	7.4%
Consumer Discretionary	4.2%
Consumer Staples	3.1%
Energy	2.4%
Utilities	2.3%
Telecommunication Services	1.8%
Other Securities [2]	6.9%
Security Sold Short	(0.2)%
Securities Lending Collateral [3]	1.9%
Cash Equivalents [4]	7.1%
Other Assets and Liabilities - Net [5]	(8.1)%
TOTAL	100.0%

1 Except for Other Securities, Security Sold Short, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include corporate bonds, corporate notes and U.S. Treasury securities.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities and security sold short, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--90.6%
		Consumer Discretionary--3.5%
23,478	[1,2]	ATA, Inc., ADR	$208,133
3,800	[1,3,4]	B2W Companhia Global Do Varejo, GDR	143,944
61,500		Belle International Holdings	53,405
53,721		Bharat Forge Ltd.	161,090
10,303	[1]	Bridgepoint Education, Inc.	175,151
54,600	[1]	Cia Hering	339,944
13,793	[1]	Dolan Media Co.	176,413
4,600	[1]	Focus Media Holding Ltd., ADR	37,076
179,800	[1]	Ford Motor Co.	1,091,386
886		Harman International Industries, Inc.	16,657
143,300	[1]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	230,362
954		Marriott International, Inc., Class A	21,044
45,398		National CineMedia, Inc.	624,677
1,900	[1]	New Oriental Education & Technology Group, Inc., ADR	127,984
38,800	[1]	New World Department Store China	29,288
69,150		Parkson Retail Group Ltd.	99,575
16,400	[1]	SEB - Sistema Educacional Brasileiro SA	133,912
900		Starwood Hotels & Resorts Worldwide, Inc.	19,980
		TOTAL	3,690,021
		Consumer Staples--3.1%
4,626		Anheuser-Busch InBev NV	167,042
1,900		Costco Wholesale Corp.	86,830
19,700	[1,2]	Heckmann Corp.	73,875
109,700	[1]	Hypermarcas SA	1,360,403
5,470		Kellogg Co.	254,738
29,600		Philip Morris International, Inc.	1,291,152
		TOTAL	3,234,040
		Energy--2.4%
57,000	[1]	Atlas Acquisition Holdings Corp.	555,750
75,754	[1]	Dresser-Rand Group, Inc.	1,977,179
1,338	[1]	Southwestern Energy Co.	51,981
		TOTAL	2,584,910
		Financials--20.6%
14,800		Ace Ltd.	654,604
5,484	[1]	Alleghany Corp.	1,486,164
26,400		American Express Co.	613,536
8,444		Ameriprise Financial, Inc.	204,936
18,500		Annaly Capital Management, Inc.	280,090
15,200		Axis Capital Holdings Ltd.	397,936
8,600		Bank of America Corp.	113,520
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
27,800		Bank of New York Mellon Corp.	$814,818
3,700		Blackrock, Inc.	649,054
161,150	[1]	Brasil Brokers Participacoes	231,918
643	[1]	Brasil Brokers Participacoes, Rights	0
29,600		Brookfield Asset Management, Inc., Class A	505,272
17,700	[1]	Capitol Acquisition Corp.	172,398
1,020,000		Chimera Investment Corp.	3,559,800
48,100	[1]	Cia Brasileira de Meios de Pagamentos	413,618
11,500		Goldman Sachs Group, Inc.	1,695,560
7,521	[1]	Government Properties Income Trust	154,406
6,480	[2]	Greenhill & Co., Inc.	467,921
24,096		Housing Development Finance Corp. Ltd.	1,184,554
61,200		JPMorgan Chase & Co.	2,087,532
10,910		Jones Lang LaSalle, Inc.	357,084
21,000	[1]	LPS Brasil Cons De Imoveis	114,136
45,000		Morgan Stanley	1,282,950
367,483		PT Bank Central Asia	126,904
44,766		Power Finance Corp.	181,802
39,438		Rural Electrification Corp. Ltd.	135,302
22,600		State Street Corp.	1,066,720
15,150		Transatlantic Holdings, Inc.	656,450
71,700		Wells Fargo & Co.	1,739,442
18,500		Willis Group Holdings Ltd.	476,005
		TOTAL	21,824,432
		Health Care--29.0%
208,710	[1]	Alkermes, Inc.	2,258,242
23,100		Allergan, Inc.	1,099,098
5,650	[1]	Amylin Pharmaceuticals, Inc.	76,275
191,000	[1,2]	Arena Pharmaceuticals, Inc.	953,090
22,325	[1]	Athenahealth, Inc.	826,248
64,700	[1]	Auxilium Pharmaceutical, Inc.	2,030,286
60,073	[1]	BioMarin Pharmaceutical, Inc.	937,740
9,000	[1]	Cephalon, Inc.	509,850
5,076	[1]	Chindex International, Inc.	62,790
40,600	[1,2]	Conceptus, Inc.	686,140
136,700	[1]	Cubist Pharmaceuticals, Inc.	2,505,711
17,716	[1]	Cypress Biosciences, Inc.	166,885
3,700	[1]	DaVita, Inc.	183,002
81,800	[1]	Dexcom, Inc.	506,342
24,452		Dishman Pharmaceuticals & Chemicals Ltd.	95,450
10,190	[1]	Durect Corp.	24,252
207,621	[1]	Dyax Corp.	444,309
156,013	[1]	Endologix, Inc.	521,083
61,699	[1]	Epigenomics AG	255,335
18,830	[1]	Express Scripts, Inc., Class A	1,294,563
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
1,900	[1]	Genoptix, Inc.	$60,781
6,350	[1]	Genzyme Corp.	353,505
5,000	[1]	Halozyme Therapeutics, Inc.	34,850
9,680		Hikma Pharmaceuticals PLC	74,770
73,900	[1]	Illumina, Inc.	2,877,666
47,000	[1]	Insulet Corp.	361,900
127,100	[1]	Isis Pharmaceuticals, Inc.	2,097,150
1,691	[1]	LifeWatch AG	34,861
32,427	[1]	Masimo Corp.	781,815
45,600	[1]	Momenta Pharmaceuticals, Inc.	548,568
42,141	[1]	Monogram Biosciences, Inc.	190,899
9,200	[1]	Mylan Laboratories, Inc.	120,060
18,450	[1]	Nektar Therapeutics	119,556
69,095	[1]	Neurocrine Biosciences, Inc.	223,177
1,800	[1]	NuVasive, Inc.	80,280
66,500	[1]	OSI Pharmaceuticals, Inc.	1,877,295
18,500	[1]	Orexigen Therapeutics, Inc.	94,905
93,275	[1]	Orthovita, Inc.	480,366
37,742		Piramal Healthcare Ltd.	245,100
59,339	[1]	Progenics Pharmaceuticals, Inc.	305,596
31,586	[1]	Protalix Biotherapeutics, Inc.	142,769
7,000	[1]	Regeneron Pharmaceuticals, Inc.	125,440
18,500	[1]	Repligen Corp.	101,750
9,300	[1]	ResMed, Inc.	378,789
18,500	[1]	Savient Pharmaceuticals, Inc.	256,410
37,000		Schering Plough Corp.	929,440
48,000	[1]	Seattle Genetics, Inc.	466,560
36,000	[1]	Spectrum Pharmaceuticals, Inc.	275,400
100,654	[1]	Vical, Inc.	272,772
106,762	[1]	Warner Chilcott Ltd., Class A	1,403,920
		TOTAL	30,753,041
		Industrials--11.6%
19,800		Actuant Corp.	241,560
5,600	[1]	Aecom Technology Corp.	179,200
20,545		Bharat Heavy Electricals Ltd.	954,664
27,600		CLARCOR, Inc.	805,644
9,261	[1]	CoStar Group, Inc.	369,236
7,400	[1]	Copart, Inc.	256,558
21,122		Crompton Greaves Ltd.	128,747
3,665		Cummins, Inc.	129,045
27,036		Expeditors International Washington, Inc.	901,380
18,500		FedEx Corp.	1,028,970
13,397	[1]	First Solar, Inc.	2,171,922
3,700		Genco Shipping & Trading Ltd.	80,364
12,336	[1]	GeoEye, Inc.	290,636
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
7,400	[1]	IHS, Inc., Class A	$369,038
11,100	[1]	Iron Mountain, Inc.	319,125
219,600	[1]	Jet Blue Airways Corp.	937,692
60,875		Max India Ltd.	270,033
7,400		Precision Castparts Corp.	540,422
14,800	[1]	Quanta Services, Inc.	342,324
9,200		Rockwell Collins	383,916
55,400	[1]	Ryanair Holdings PLC, ADR	1,572,806
1,750	[1]	Terex Corp.	21,123
200	[1]	TransDigm Group, Inc.	7,240
		TOTAL	12,301,645
		Information Technology--9.2%
18,099	[1]	Affiliated Computer Services, Inc., Class A	803,958
910	[1]	Amdocs Ltd.	19,520
20,800	[1]	Blackboard, Inc.	600,288
55,400	[1]	Comverse Technology, Inc.	473,670
5,550		Corning, Inc.	89,133
38,900	[1]	Flextronics International Ltd.	159,879
242,900	[1]	Inspur International Ltd.	41,684
11,100		Lender Processing Services	308,247
21,097	[1]	MSCI, Inc., Class A	515,611
16,995	[1]	ManTech International Corp., Class A	731,465
9,000		Mastercard, Inc.	1,505,790
29,100		Microchip Technology, Inc.	656,205
18,500	[1]	Microsemi Corp.	255,300
40,700	[1]	NIC, Inc.	275,539
700		Nintendo Corp. Ltd.	193,502
62,800	[1]	ON Semiconductor Corp.	430,808
19,800	[1]	RADWARE Ltd.	152,658
68,550	[1]	Redecard SA	1,054,750
21,700	[1]	Solera Holdings, Inc.	551,180
27,600	1.2	TNS, Inc.	517,500
54,354	[1]	Telecity Group PLC	266,481
8,300	[1]	ValueClick, Inc.	87,316
		TOTAL	9,690,484
		Materials--7.4%
41,600		Dow Chemical Co.	671,424
14,100		Ecolab, Inc.	549,759
671,350	[1]	Huabao International Holdings Ltd.	649,689
8,700	[1]	Intrepid Potash, Inc.	244,296
930,700	[1]	Lee & Man Paper Manufacturing Ltd.	912,680
9,200		Monsanto Co.	683,928
13,050	[1]	Mosaic Co./The	578,115
22,900		Newmont Mining Corp.	935,923
725,400		Nine Dragons Paper Holdings Ltd.	480,165
1,000		Nucor Corp.	44,430
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--continued
12,950		Potash Corp. of Saskatchewan, Inc.	$1,204,998
18,000		Sociedad Quimica Y Minera de Chile, ADR	651,420
13,600		Steel Dynamics, Inc.	200,328
		TOTAL	7,807,155
		Telecommunication Services--1.8%
18,500		CenturyTel, Inc.	567,950
27,000		NTELOS Holdings Corp.	497,340
62,800	[1]	TW Telecom, Inc.	644,956
27,750		Windstream Corp.	231,990
		TOTAL	1,942,236
		Utilities--2.0%
2,172	[1]	BF Utilities Ltd.	36,344
62,200	[1]	China Resources Power Holdings Co. Ltd.	138,043
6,220	[1]	China Resources Power Holdings Co. Ltd., Rights	2,648
30,442	[1,3,4]	EDP Renovaveis SA	311,750
23,700		ITC Holdings Corp.	1,075,032
26,350		Northeast Utilities Co.	587,869
		TOTAL	2,151,686
		TOTAL COMMON STOCKS (IDENTIFIED COST $86,464,191)	95,979,650
		WARRANTS--0.1%
		Health Care--0.1%
1,900	[1]	Avalon Pharmaceuticals, Inc., Warrants	42
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	1,670
12,443	[1]	Favrille, Inc., Warrants	0
4,658	[1]	Favrille, Inc., Warrants	0
2,350	[1]	Pharmacopeia, Inc., Warrants	311
18,000	[1]	Spectrum Pharmaceuticals, Inc., Warrants	63,722
43,642	[1]	Vasogen, Inc., Warrants	79
33,548	[1]	Vical, Inc., Warrants	33,603
		TOTAL WARRANTS (IDENTIFIED COST $6,362)	99,427
		CORPORATE BONDS--5.8%
		Consumer Discretionary--0.7%
$16,000		Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	15,400
100,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	91,500
65,400		D.R. Horton, Inc., Company Guarantee, 4.875%, 1/15/2010	65,727
28,774		GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	29,134
92,000		Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	184,943
73,000		Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	70,167
62,000		Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	61,070
30,000		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsecd. Note, 7.875%, 10/15/2014	28,230
58,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	58,725
122,000	[3,4]	Wendy's/Arby's Group INC, Sr. Unsecd. Note, 10.00%, 7/15/2016	117,272
		TOTAL	722,168
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--0.2%
$58,000		Sesi LLC, 1.50%, 12/15/2026	$48,399
90,000		Transocean Ltd., Conv. Bond, (Series A), 1.625%, 12/15/2037	86,426
90,000		Transocean Ltd., Conv. Bond, (Series B), 1.50%, 12/15/2037	83,080
		TOTAL	217,905
		Financials--1.0%
152,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	159,998
129,000		Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	113,872
167,000	[3,4]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	165,685
228,000	[3,4]	GLG Partners, Inc., Conv. Bond, (Series 144A), 5.00%, 5/15/2014	267,877
89,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	83,161
119,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	89,369
105,000		Washington REIT, Conv. Bond, 3.875%, 9/15/2026	99,054
47,000		Washington REIT, Conv. Bond, (Series 1), 3.875%, 9/15/2026	44,339
87,000		Weingarten Realty Investors, Conv. Bond, 3.95%, 8/1/2026	81,914
		TOTAL	1,105,269
		Health Care--1.1%
169,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	144,836
60,000		Cephalon, Inc., Conv. Bond, 2.50%, 5/1/2014	59,790
48,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	44,046
31,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	22,694
61,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	52,430
354,000		Insulet Corp., Sr. Unsecd. Note, 5.375%, 6/15/2013	177,058
200,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	244,142
155,000		Isis Pharmaceuticals, Inc., Sub. Note, 2.625%, 2/15/2027	189,210
45,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	34,019
105,500		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	79,894
45,000		Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	37,920
152,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	114,836
		TOTAL	1,200,875
		Industrials--1.1%
75,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	68,955
120,000	[3,4]	Covanta Holding Corp., Conv. Bond, (Series 144A), 3.25%, 6/1/2014	129,868
150,000		Griffon Corp., 4.00%, 7/18/2023	144,671
17,000		Ingersoll-Rand Co. Ltd., 4.50%, 4/15/2012	22,946
120,000		Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	120,300
113,000		Jet Blue Airways Corp., Conv. Bond, (Series A), 6.75%, 10/15/2039	117,028
113,000		Jet Blue Airways Corp., Conv. Bond, (Series B), 6.75%, 10/15/2039	116,463
221,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	261,907
73,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	60,333
97,150		SunPower Corp., Conv. Bond, 0.75%, 8/1/2027	89,205
		TOTAL	1,131,676
		Information Technology--1.3%
78,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	73,250
265,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	64,925
75,000	[3,4]	Comtech Telecommunications Corp., Conv. Bond, 3.00%, 5/1/2029	74,805
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Information Technology--continued
$113,000		DST Systems, Inc., Conv. Bond, (Series A), 8/15/2023	$111,893
33,000		Diodes, Inc., 2.25%, 10/1/2026	28,545
30,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	29,981
129,000		FEI Co., 2.875%, 6/1/2013	130,295
105,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	100,260
57,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	56,144
121,000		Lawson Software Inc., 2.50%, 4/15/2012	103,818
87,900		Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	88,321
15,000	[3,4]	Mentor Graphics Corp., Conv. Bond, 6.25%, 3/1/2026	11,809
211,000	[3,4]	Netapp, Inc., Conv. Bond, 1.75%, 6/13/2013	185,847
73,000		SPM Group, Inc., Conv. Bond, 2.50%, 3/15/2012	68,817
18,000		Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	11,516
90,000		Symantec Corp., Conv. Bond, 0.75%, 6/15/2011	91,219
121,644		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	114,087
		TOTAL	1,345,532
		Materials--0.2%
105,000		Buckeye Technologies, Inc., Sr. Sub. Note, 8.00%, 10/15/2010	103,425
45,000	[3,4]	Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	25,606
32,000		Steel Dynamics, Inc., Conv. Bond, 5.125%, 6/15/2014	35,251
		TOTAL	164,282
		Telecommunication Services--0.1%
141,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	142,895
		Utilities--0.1%
44,000		Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	46,100
24,000		Exelon Corp., 6.75%, 5/1/2011	25,064
		TOTAL	71,164
		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,947,805)	6,101,766
		CORPORATE NOTES--0.4%
		Information Technology--0.3%
308,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	283,083
		Materials--0.1%
126,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	142,503
		TOTAL CORPORATE NOTES (IDENTIFIED COST $373,439)	425,586
		PREFERRED STOCKS--1.7%
		Consumer Discretionary--0.7%
6,300		Autoliv, Inc., Conv. Pfd.	260,001
3,200		Johnson Controls, Inc., Conv. Pfd., $6.64 Annual Dividend	346,272
172	[3,4]	Lodgenet Entertainment, Conv. Pfd., (Series B)	179,793
		TOTAL	786,066
		Health Care--0.7%
68,112		Bellus Health, Inc., Conv. Pfd., (Series A)	13,963
800	[1]	Mylan Laboratories, Inc., Conv. Pfd.,	689,120
		TOTAL	703,083
Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Utilities--0.3%
6,000	[1]	FPL Group, Inc., Pfd.	$309,438
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,554,475)	1,798,587
		U.S. TREASURY--0.7%
		U.S. Treasury Bills--0.7%
$360,000		0.05%, 7/2/2009	360,000
360,000		0.195%, 10/1/2009	359,830
		TOTAL U.S. TREASURY (IDENTIFIED COST $719,830)	719,830
		REPURCHASE AGREEMENTS--9.0%
7,576,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	7,576,000
1,974,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660 (purchased with proceeds from securities lending collateral).	1,974,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,550,000
		TOTAL INVESTMENTS--108.3% (IDENTIFIED COST $104,616,102) [5]	114,674,846
		OTHER ASSETS AND LIABILITIES - NET--(8.3)% [6]	(8,753,880)
		TOTAL NET ASSETS--100%	$105,920,966

SCHEDULE OF SECURITY SOLD SHORT
5,400	Time Warner Cable, Inc. (Proceeds $134,723)	$171,018

At June 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/1/2009	192,000 Brazilian Real	$ 98,204	$ 97,984	$ (220)
7/2/2009	504,380 Brazilian Real	$259,121	$257,402	$(1,719)
7/1/2009	789,457,112 Indonesian Rupiah	$ 77,474	$ 77,341	$ (133)
7/1/2009	9,700 Swiss Francs	$ 8,972	$ 8,927	$ (45)
7/2/2009	4,973 Swiss Francs	$ 4,589	$ 4,577	$ (12)
Contracts Sold:
7/1/2009	3,556 Brazilian Real	$ 1,827	$ 1,815	$ 12
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,117)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $2,226,216, which represented 2.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2009, these liquid restricted securities amounted to $2,226,216, which represented 2.1% of total net assets.

5 The cost of investments for federal tax purposes amounts to $104,122,619.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$78,971,647	$ --	$--	$ 78,971,647
International	18,806,590	--	--	18,806,590
Debt Securities
Corporate Bonds	--	6,101,766	--	6,101,766
Corporate Notes	--	425,586	--	425,586
U.S. Treasury	--	719,830	--	719,830
Warrants	--	99,427	--	99,427
Repurchase Agreements	--	9,550,000	--	9,550,000
TOTAL SECURITIES	$97,778,237	$16,896,609	$--	$114,674,846
OTHER FINANCIAL INSTRUMENTS*	$ (173,135)	$ --	$--	$ (173,135)

* Other financial instruments include a security sold short and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,770,313 of securities loaned (identified cost $104,616,102)		$114,674,846
Cash		236
Cash denominated in foreign currencies (identified cost $5,126)		5,151
Deposit at broker for short sales		134,556
Income receivable		219,139
Receivable for foreign exchange contracts		12
Receivable for investments sold		1,837,031
Receivable for shares sold		866,351
TOTAL ASSETS		117,737,322
Liabilities:
Securities sold short, at value (proceeds $134,723)	$171,018
Payable for investments purchased	1,126,562
Payable for shares redeemed	8,386,328
Payable for foreign exchange contracts	2,129
Payable for capital gains taxes withheld	103,928
Payable for Directors'/Trustees' fees	237
Payable for distributions services fee (Note 5)	14,631
Payable for collateral due to broker for securities lending	1,974,000
Accrued expenses	37,523
TOTAL LIABILITIES		11,816,356
Net assets for 10,085,474 shares outstanding		$105,920,966
Net Assets Consist of:
Paid-in capital		$118,594,348
Net unrealized appreciation of investments, short sales and translation of assets and liabilities in foreign currency		10,021,891
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(22,562,719)
Accumulated net investment income (loss)		(132,554)
TOTAL NET ASSETS		$105,920,966
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$31,523,085 ÷ 2,975,239 shares outstanding, no par value, unlimited shares authorized		$10.60
Service Shares:
$74,397,881 ÷ 7,110,235 shares outstanding, no par value, unlimited shares authorized		$10.46

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $5,692)			$600,097
Interest (including income on securities loaned of $6,561)			177,066
TOTAL INCOME			777,163
Expenses:
Investment adviser fee (Note 5)		$696,776
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		63,938
Transfer and dividend disbursing agent fees and expenses		14,976
Directors'/Trustees' fees		920
Auditing fees		13,513
Legal fees		3,200
Portfolio accounting fees		35,236
Distribution services fee--Service Shares (Note 5)		77,576
Printing and postage		8,563
Insurance premiums		2,030
Miscellaneous		2,287
TOTAL EXPENSES		1,013,235
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(168,279)
Waiver of administrative personnel and services fee (Note 5)	(16,867)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(997)
TOTAL WAIVERS AND EXPENSE REDUCTION		(186,143)
Net expenses			827,092
Net investment income (loss)			(49,929)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $103,928)			(12,008,879)
Net realized loss on short sales			(32,599)
Net realized gain on futures contracts			237,357
Net realized gain on written options			149,660
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			20,091,846
Net change in unrealized depreciation of short sales			(36,295)
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			8,401,090
Change in net assets resulting from operations			$8,351,161

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(49,929)	$(295,686)
Net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(11,654,461)	(9,639,657)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	20,055,551	(44,687,321)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,351,161	(54,622,664)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	--	(156,564)
Distributions from net realized gain on investments, written options and foreign currency transactions
Primary Shares	--	(5,504,969)
Service Shares	--	(6,405,738)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(12,067,271)
Share Transactions:
Proceeds from sale of shares	13,361,448	51,112,359
Net asset value of shares issued to shareholders in payment of distributions declared	--	8,008,729
Cost of shares redeemed	(15,559,413)	(31,875,965)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,197,965)	27,245,123
Change in net assets	6,153,196	(39,444,812)
Net Assets:
Beginning of period	99,767,770	139,212,582
End of period (including accumulated net investment income (loss) of $(132,554) and $(82,625), respectively)	$105,920,966	$99,767,770

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At June 30, 2009, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended June 30, 2009, the Fund had a net realized loss on short sales of $32,599.

Options Contracts

The Fund may buy or sell put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	--	$--
Contracts written	9,800,000	232,600
Contracts bought back	(9,800,000)	(232,600)
Outstanding at 6/30/2009	--	$--

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,770,313	$1,974,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	Receivable for foreign exchange contracts	$12	Payable for foreign exchange contracts	$2,129

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Futures	Forward Currency Contracts	Total
Equity contracts	$ --	$237,357	$ --	$237,357
Equity contracts	248,600	--	--	248,600
Foreign exchange contracts	--	--	1,725	1,725
TOTAL	$248,600	$237,357	$1,725	$487,682

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Option Contracts		Forward Currency Contracts	Total
Equity contracts	$(152,288)		$ --	$(152,288)
Foreign exchange contracts	--		(2,122)	(2,122)
TOTAL	$(152,288)		$(2,122)	$(154,410)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	328,383	$3,108,485	1,592,737	$20,137,141
Shares issued to shareholders in payment of distributions declared	--	--	109,494	1,602,990
Shares redeemed	(1,188,840)	(12,084,336)	(1,143,921)	(15,287,285)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(860,457)	$(8,975,851)	558,310	$6,452,846

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,061,276	$10,252,963	2,984,867	$30,975,218
Shares issued to shareholders in payment of distributions declared	--	--	441,775	6,405,739
Shares redeemed	(368,611)	(3,475,077)	(1,173,513)	(16,588,680)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	692,665	$6,777,886	2,253,129	$20,792,277
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(167,792)	$(2,197,965)	2,811,439	$27,245,123

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $104,122,619. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts and short sales was $10,552,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,226,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,674,618.

At December 31, 2008, the Fund had a capital loss carryforward of $9,494,853 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $168,279 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2009, the Sub-Adviser earned a fee of $574,534.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.158% of average daily net assets of the Fund. FAS waived $16,867 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2009, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,274 and $193,002, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2009, the Fund's expenses were reduced by $997 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$59,284,797
Sales	$43,858,668

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	80.5%
Brazil	3.8%
India	3.2%
Bermuda	2.8%
Canada	1.6%
Ireland	1.5%
Cayman Islands	1.2%
Switzerland	0.8%
Chile	0.6%
Hong Kong	0.6%
France	0.3%
United Kingdom	0.3%
China	0.3%
Singapore	0.3%
Belgium	0.2%
Germany	0.2%
Japan	0.2%
Indonesia	0.1%
Israel	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED KAUFMANN FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31, Year Ended December 31,				Period Ended
	6/30/2009		2008		2007		12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00		$10.25		$10.52		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02	) [2]	0.08	[2]	0.32	[2]	0.26	[2]
Net realized and unrealized gain (loss) on investments, short sales, written options and foreign currency transactions	0.73		(0.16)		(0.48)		0.26
TOTAL FROM INVESTMENT OPERATIONS	0.71		(0.08)		(0.16)		0.52
Less Distributions:
Distributions from net investment income	(0.15)		(0.17)		(0.11)		--
Distributions from net realized gain on investments, written options and foreign currency transactions	(0.15)		--		--		--
TOTAL FROM INVESTMENT OPERATIONS	(0.30)		(0.17)		(0.11)		--
Net Asset Value, End of Period	$10.41		$10.00		$10.25		$10.52
Total Return [3]	7.04%		(0.86%)		(1.48)%		5.20%

Ratios to Average Net Assets:
Net expenses	1.35	% [4]	1.35	% [5]	1.35	% [5]	1.35	% [4]
Net investment income (loss)	(0.43	)% [4]	0.82%		3.10%		3.38	% [4]
Expense waiver/reimbursement [6]	1.19	% [4]	1.41%		5.06%		9.89	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,201		$15,453		$4,362		$4,698
Portfolio turnover	115%		208%		154%		15%

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to December 31, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.35% and 1.35% for the years ended December 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,070.40	$6.93
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.10	$6.76

1 Expenses are equal to the Fund's annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
International Equity	18.0%
U.S. Equity	13.4%
U.S. Fixed-Income Securities	12.6%
Put Options	8.2%
Other Securities [2]	3.8%
Derivative Contracts [3]	0.6%
Cash Equivalents [4]	47.6%
Other Assets and Liabilities - Net [5]	(4.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Other Securities include an exchange-traded fund and a closed-end fund.

3 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--31.4%
		Consumer Staples--1.9%
5,000		Archer-Daniels-Midland Co.	$133,850
3,900		Bunge Ltd.	234,975
		TOTAL	368,825
		Energy--10.0%
5,000		Baker Hughes, Inc.	182,200
10,700		Chesapeake Energy Corp.	212,181
8,300		ENSCO International, Inc.	289,421
7,200		Enerplus Resources Fund	154,728
4,300		Noble Corp.	130,075
11,350		Penn West Energy Trust	144,486
17,900		Rowan Cos., Inc.	345,828
6,900	[1]	Stone Energy Corp.	51,198
14,600	[1]	Unit Corp.	402,522
		TOTAL	1,912,639
		Financials--0.6%
6,800		Healthcare Realty Trust, Inc.	114,444
		Health Care--3.6%
4,000		Abbott Laboratories	188,160
4,800		Astellas Pharma, Inc.	170,405
4,540		Novartis AG	184,015
3,800		Takeda Pharmaceutical Co. Ltd.	148,316
		TOTAL	690,896
		Industrials--1.9%
7,900	[1]	AGCO Corp.	229,653
15,000		Singapore Airlines Ltd.	137,738
		TOTAL	367,391
		Materials--13.4%
1,900		Agnico Eagle Mines Ltd.	99,712
12,000		Barrick Gold Corp.	402,600
8,100		Goldcorp, Inc., Class A	281,475
24,500		Harmony Gold Mining Co. Ltd., ADR	252,840
4,000	[1]	Intrepid Potash, Inc.	112,320
28,900		Kinross Gold Corp.	524,535
2,000		Newmont Mining Corp.	81,740
10,700	[1]	Pan American Silver Corp.	196,131
71,000		Yamana Gold, Inc.	627,640
		TOTAL	2,578,993
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,024,985)	6,033,188
Shares or Principal Amount			Value
		PURCHASED PUT OPTIONS--8.2%
774	[1]	Consumer Discretionary Select Sector SPDR Fund, Strike Price $28, Expiration Date 9/19/2009	$387,000
24	[1]	IBM Corp., Strike Price $110, Expiration Date 7/18/2009	14,760
379	[1]	iShares Russell 2000 Index Fund, Strike Price $60, Expiration Date 9/30/2009	366,683
110	[1]	Midcap SPDR Trust Series 1, Strike Price $122, Expiration Date 9/19/2009	196,900
461	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $40, Expiration Date 7/18/2009	167,112
179	[1]	S&P Depositary Receipts Trust, Strike Price $105, Expiration Date 7/18/2009	231,805
160	[1]	S&P Depositary Receipts Trust, Strike Price $105, Expiration Date 9/19/2009	218,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,757,382)	1,582,260
		U.S. TREASURY--12.6%
		U.S. Treasury Bill--5.2%
$1,000,000	[2]	0.15%, 9/3/2009	999,751
		U.S. Treasury Bonds--7.4%
500,000		3.50%, 2/15/2039	431,953
1,000,000		4.25%, 5/15/2039	988,125
		TOTAL	1,420,078
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,432,382)	2,419,829
		CLOSED-END FUND--1.1%
18,100	[1]	Central Fund of Canada Ltd. (IDENTIFIED COST $199,249)	212,494
		EXCHANGE-TRADED FUND--2.7%
20,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $505,990)	509,000
		REPURCHASE AGREEMENTS--47.6%
$4,500,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	4,500,000
4,500,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660.	4,500,000
132,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $511,381,178.	132,000
		TOTAL REPUCHASE AGREEMENTS (AT COST)	9,132,000
		TOTAL INVESTMENTS--103.6% (IDENTIFIED COST $19,051,988) [3]	19,888,771
		OTHER ASSETS AND LIABILITIES - NET--(3.6)% [4]	(687,512)
		TOTAL NET ASSETS--100%	$19,201,259

At June 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/7/2009	264,000 Australian Dollar	220,612 Swiss Franc	$ 16,128
8/7/2009	222,631 Swiss Franc	264,000 Australian Dollar	$ 46
10/8/2009	18,873,346 Japanese Yen	288,473 Singapore Dollar	$ (624)
9/3/2009	1,249,636 Norwegian Krone	214,847 Swiss Franc	$ (4,214)
9/15/2009	1,923,301 Norwegian Krone	$300,981	$ (2,439)
10/2/2009	1,251,695 Norwegian Krone	219,000 Canadian Dollar	$ (4,358)
9/3/2009	1,858,854 Swedish Krona	177,099 Euro	$ (4,734)
9/3/2009	1,858,854 Swedish Krona	268,202 Swiss Franc	$ (4,734)
10/7/2009	288,473 Singapore Dollar	220,985 Swiss Franc	$ 3,215
10/8/2009	288,473 Singapore Dollar	19,328,412 Japanese Yen	$ 2,982
Contracts Sold:
8/7/2009	264,000 Australian Dollar	222,631 Swiss Franc	$ (7,230)
10/2/2009	1,002,968 Canadian Dollar	$921,676	$ 58,960
10/2/2009	219,000 Canadian Dollar	1,251,695 Norwegian Krone	$ 10,196
10/2/2009	1,193,015 Canadian Dollar	$1,098,217	$ 72,029
8/7/2009	220,612 Swiss Franc	264,000 Australian Dollar	$ (7,084)
9/3/2009	214,847 Swiss Franc	1,249,636 Norwegian Krone	$ 357
9/3/2009	268,202 Swiss Franc	1,858,854 Swedish Krona	$ (1,377)
10/7/2009	220,985 Swiss Franc	288,473 Singapore Dollar	$ (7,790)
9/3/2009	177,099 Euro	1,858,854 Swedish Krona	$ (2,776)
10/8/2009	19,328,412 Japanese Yen	288,473 Singapore Dollar	$ (4,787)
10/8/2009	288,473 Singapore Dollar	18,873,346 Japanese Yen	$ (2,301)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$109,465

Net Unrealized Appreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Discount rate at time of purchase.

3 The cost of investments for federal tax purposes amounts to $19,051,871.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$2,578,492	$ --	$--	$ 2,578,492
International	3,454,696	--	--	3,454,696
Purchased Put Options	1,582,260	--	--	1,582,260
Debt Securities
U.S. Treasury	--	2,419,829	--	2,419,829
Closed-End Fund	212,494	--	--	212,494
Exchange-Traded Fund	509,000	--	--	509,000
Repurchase Agreements		9,132,000		9,132,000
TOTAL SECURITIES	$8,336,942	$11,551,829	$--	$19,888,771
OTHER FINANCIAL INSTRUMENTS*	$ --	$ 109,465	$--	$ 109,465

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$9,132,000
Investments in securities	10,756,771
Total investments in securities, at value (identified cost $19,051,988)		$19,888,771
Cash		362
Cash denominated in foreign currencies (identified cost $873)		863
Income receivable		16,497
Receivable for foreign exchange contracts		163,913
Receivable for shares sold		181,256
TOTAL ASSETS		20,251,662
Liabilities:
Payable for investments purchased	505,990
Payable for shares redeemed	452,985
Payable for foreign exchange contracts	54,448
Payable for Directors'/Trustees' fees	113
Payable for distribution services fee (Note 5)	4,072
Accrued expenses	32,795
TOTAL LIABILITIES		1,050,403
Net assets for 1,845,210 shares outstanding		$19,201,259
Net Assets Consist of:
Paid-in capital		$20,428,960
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		946,269
Accumulated net realized loss on investments, short sales, written options and foreign currency transactions		(2,118,423)
Distributions in excess of net investment income		(55,547)
TOTAL NET ASSETS		$19,201,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($19,201,259 ÷ 1,845,210 shares outstanding), no par value, unlimited shares authorized		$10.41

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$12,518
Dividends (net of foreign taxes withheld of $5,206)			73,634
TOTAL INCOME			86,152
Expenses:
Investment adviser fee (Note 5)		$69,554
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		8,492
Transfer and dividend disbursing agent fees and expenses		7,719
Directors'/Trustees' fees		595
Auditing fees		13,513
Legal fees		3,661
Portfolio accounting fees		25,962
Distribution services fee (Note 5)		23,185
Printing and postage		6,702
Insurance premiums		2,078
Miscellaneous		365
TOTAL EXPENSES		236,210
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(69,554)
Waiver of administrative personnel and services fee	(12,304)
Reimbursement of other operating expenses	(28,701)
TOTAL WAIVERS AND REIMBURSEMENT		(110,559)
Net expenses			125,651
Net investment income (loss)			(39,499)
Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,051,715)
Net realized loss on short sales			(29,782)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,189,089
Net realized and unrealized gain on investments, short sales and foreign currency transactions			1,107,592
Change in net assets resulting from operations			$1,068,093

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(39,499)	$136,687
Net realized gain (loss) on investments, short sales, written options and foreign currency transactions	(2,081,497)	586,829
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,189,089	(2,190,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,068,093	(1,467,332)
Distributions to Shareholders:
Distributions from net investment income	(271,421)	(207,348)
Distributions from net realized gain on investments, written options and foreign currency transactions	(275,525)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(546,946)	(207,348)
Share Transactions:
Proceeds from sale of shares	11,438,828	33,692,920
Net asset value of shares issued to shareholders in payment of distributions declared	546,946	207,348
Cost of shares redeemed	(8,758,311)	(21,135,409)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,227,463	12,764,859
Change in net assets	3,748,610	11,090,179
Net Assets:
Beginning of period	15,452,649	4,362,470
End of period (including undistributed (distributions in excess of) net investment income of $(55,547) and $255,373, respectively)	$19,201,259	$15,452,649

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of exchange-traded funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended June 30, 2009, the Fund had a net realized loss on short sales of $29,782.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	Receivable for foreign exchange contracts	$ 163,913	Payable for foreign exchange contracts	$54,448
Equity contracts	Total investments in securities, at value	1,582,260		--
TOTAL DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133		$1,746,173		$54,448

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$(1,017)	$ --	$ (1,017)
Equity Contracts	--	(1,358,450)	(1,358,450)
TOTAL	$(1,017)	$(1,358,450)	$(1,359,467)

Change in Unrealized Appreciation or (Depreciation) or Derivatives Recognized in Income
	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$93,531	$ --	$ 93,531
Equity contracts	--	(174,972)	(174,972)
TOTAL	$93,531	$(174,972)	$ (81,441)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	1,118,305	3,249,775
Shares issued to shareholders in payment of distributions declared	52,743	19,842
Shares redeemed	(871,285)	(2,149,699)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	299,763	1,119,918

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $19,051,871. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $836,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,223,284 and net unrealized depreciation from investments for those securities having an excess of cost over value of $386,384.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $69,554 of its fee and voluntarily reimbursed $28,701 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2009, the Sub-Adviser earned a fee of $3,662.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.669% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,304 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, FSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,385 and $23,342, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$9,355,398
Sales	$16,623,182

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED MARKET OPPORTUNITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916769

35278 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$12.74		$30.26		$25.64		$23.69		$21.02		$18.22
Income From Investment Operations:
Net investment income (loss)	0.00	[2]	(0.07	) [3]	(0.18	) [3]	(0.14	) [3]	--		--
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35		(10.47)		4.80		2.09		2.67		2.80
TOTAL FROM INVESTMENT OPERATIONS	1.35		(10.54)		4.62		1.95		2.67		2.80
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		(6.98)		--		--		--		--
Net Asset Value, End of Period	$14.09		$12.74		$30.26		$25.64		$23.69		$21.02
Total Return [4]	10.60%		(43.49)%		18.02%		8.23%		12.70%		15.37%

Ratios to Average Net Assets:
Net expenses	1.28	% [5,6]	1.28	% [6]	1.28	% [6]	1.27	% [6]	1.22	% [6]	1.17	% [6]
Net investment income (loss)	0.03	% [5]	(0.34)%		(0.64)%		(0.56)%		(0.49)%		(0.42)%
Expense waiver/reimbursement [7]	1.44	% [5]	0.54%		0.11%		0.04%		0.04%		0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,524		$16,922		$40,258		$46,134		$56,879		$62,563
Portfolio turnover	115%		216%		119%		116%		132%		148%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.20%, 1.27%, 1.28%, 1.26%, 1.20% and 1.16% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period	[1]
Actual	$1,000	$1,106.00	$6.68
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.45	$6.41

1 Expenses are equal to the Fund's annualized net expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	20.8%
Health Care	17.4%
Consumer Discretionary	16.3%
Industrials	15.7%
Energy	6.5%
Materials	5.6%
Financials	4.4%
Consumer Staples	3.4%
Telecommunication Services	2.3%
Utilities	1.3%
Other Securities [2]	1.7%
Securities Lending Collateral [3]	0.3%
Cash Equivalents [4]	2.2%
Other Assets and Liabilities - Net [5]	2.1%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include exchange-traded funds.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--93.7%
		Consumer Discretionary--16.3%
4,400		Advance Auto Parts, Inc.	$182,556
2,000	[1]	Apollo Group, Inc., Class A	142,240
4,800	[1]	Bed Bath & Beyond, Inc.	147,600
2,200		Best Buy Co., Inc.	73,678
2,700		BorgWarner, Inc.	92,205
5,200	[1]	Coach, Inc.	139,776
3,573	[1]	DISH Network Corp., Class A	57,918
4,800		Darden Restaurants, Inc.	158,304
5,400	[1]	Gymboree Corp.	191,592
3,100	[1]	K12, Inc.	66,805
6,100	[1]	Kohl's Corp.	260,775
2,700		Nordstrom, Inc.	53,703
12,200		Penney (J.C.) Co., Inc.	350,262
10,000	[1,2]	Saks, Inc.	44,300
1,600		Sherwin-Williams Co.	86,000
2,700		Starwood Hotels & Resorts Worldwide, Inc.	59,940
13,300		TJX Cos., Inc.	418,418
5,000		Yum! Brands, Inc.	166,700
		TOTAL	2,692,772
		Consumer Staples--3.4%
7,800		Avon Products, Inc.	201,084
3,300		Clorox Corp.	184,239
3,400	[1]	Energizer Holdings, Inc.	177,616
		TOTAL	562,939
		Energy--6.5%
3,754	[1]	CNX Gas Corp.	98,618
3,200		CONSOL Energy, Inc.	108,672
2,500	[1]	Cameron International Corp.	70,750
6,000		Foundation Coal Holdings, Inc.	168,660
2,000		Murphy Oil Corp.	108,640
4,745	[1]	Petrohawk Energy Corp.	105,813
1,800		Range Resources Corp.	74,538
3,100		Smith International, Inc.	79,825
6,600	[1]	Southwestern Energy Co.	256,410
		TOTAL	1,071,926
		Financials--4.4%
15,700		Annaly Capital Management, Inc.	237,698
12,000		Bank of America Corp.	158,400
3,300		Northern Trust Corp.	177,144
7,200		Redwood Trust, Inc.	106,272
1,000		Transatlantic Holdings, Inc.	43,330
		TOTAL	722,844
Shares			Value
		COMMON STOCKS--continued
		Health Care--17.4%
3,700		Abbott Laboratories	$174,048
5,606	[1]	Acorda Therapeutics, Inc.	158,033
1,000		Allergan, Inc.	47,580
1,600	[1]	Amgen, Inc.	84,704
4,200		Baxter International, Inc.	222,432
3,400	[1]	Celgene Corp.	162,656
2,700	[1]	Express Scripts, Inc., Class A	185,625
2,200	[1]	Genzyme Corp.	122,474
17,800	[1]	Health Management Association, Class A	87,932
3,800	[1]	Humana, Inc.	122,588
3,900	[1]	Illumina, Inc.	151,866
16,000	[1]	King Pharmaceuticals, Inc.	154,080
7,600	[1]	Momenta Pharmaceuticals, Inc.	91,428
7,600	[1]	Myriad Genetics, Inc.	270,940
1,900	[1]	Myriad Pharmaceuticals, Inc.	8,835
7,300	[1]	Regeneron Pharmaceuticals, Inc.	130,816
18,800	[1]	Seattle Genetics, Inc.	182,736
3,400		Universal Health Services, Inc., Class B	166,090
4,700	[1]	Vertex Pharmaceuticals, Inc.	167,508
8,100	[1]	Xenoport, Inc.	187,677
		TOTAL	2,880,048
		Industrials--15.7%
7,000		AMETEK, Inc.	242,060
3,100	[1]	Alliant Techsystems, Inc.	255,316
2,300		C.H. Robinson Worldwide, Inc.	119,945
2,400		Cummins, Inc.	84,504
3,300		Expeditors International Washington, Inc.	110,022
3,500		Flowserve Corp.	244,335
4,200		Fluor Corp.	215,418
3,700	[1]	Foster Wheeler AG	87,875
9,100		Harsco Corp.	257,530
2,000	[1]	Jacobs Engineering Group, Inc.	84,180
31,400	[1]	Jet Blue Airways Corp.	134,078
3,500		Precision Castparts Corp.	255,605
4,200		Roper Industries, Inc.	190,302
4,500		SPX Corp.	220,365
1,500	[1]	Stericycle, Inc.	77,295
		TOTAL	2,578,830
Shares			Value
		COMMON STOCKS--continued
		Information Technology--20.8%
22,800	[1]	Activision Blizzard, Inc.	$287,964
11,000	[1]	Agilent Technologies, Inc.	223,410
4,900		Altera Corp.	79,772
6,300	[1]	Amdocs Ltd.	135,135
4,100		Analog Devices, Inc.	101,598
4,000	[1]	Ansys, Inc.	124,640
1,700	[1]	Apple, Inc.	242,131
11,500	[1]	Broadcom Corp.	285,085
5,000	[1]	Citrix Systems, Inc.	159,450
10,000	[1]	Cognizant Technology Solutions Corp.	267,000
4,800	[1]	Electronic Arts, Inc.	104,256
7,100	[1]	FLIR Systems, Inc.	160,176
11,900	[1]	Juniper Networks, Inc.	280,840
5,100		KLA-Tencor Corp.	128,775
6,400		Linear Technology Corp.	149,440
1,000	[1]	Logmein Inc.	16,000
3,100	[1]	MEMC Electronic Materials, Inc.	55,211
12,600	[1]	Marvell Technology Group Ltd.	146,664
3,300	[1]	McAfee, Inc.	139,227
8,900	[1]	NVIDIA Corp.	100,481
5,300	[1]	SAIC, Inc.	98,315
7,700		Xilinx, Inc.	157,542
		TOTAL	3,443,112
		Materials--5.6%
3,100		CF Industries Holdings, Inc.	229,834
3,300	[1]	Crown Holdings, Inc.	79,662
7,200		Lubrizol Corp.	340,632
4,600	[1]	Pactiv Corp.	99,820
5,000		United States Steel Corp.	178,700
		TOTAL	928,648
		Telecommunication Services--2.3%
5,700	[1]	American Tower Systems Corp.	179,721
6,000	[1]	Crown Castle International Corp.	144,120
2,000	[1]	Leap Wireless International, Inc.	65,860
		TOTAL	389,701
		Utilities--1.3%
2,600		Atmos Energy Corp.	65,104
2,400		NSTAR	77,064
2,100		PPL Corp.	69,216
		TOTAL	211,384
		TOTAL COMMON STOCKS (IDENTIFIED COST $14,105,028)	15,482,204
Shares or Principal Amount			Value
		EXCHANGE-TRADED MUTUAL FUNDS--1.7%
		Diversified Financials--1.7%
5,247		iShares MSCI Emerging Market Fund	$169,111
3,466		iShares S&P Latin American 40 Index Fund	120,409
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $227,797)	289,520
		REPURCHASE AGREEMENTS--2.5%
$368,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	368,000
44,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660 (purchased with proceeds from securities lending collateral).	44,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	412,000
		TOTAL INVESTMENTS-97.9% (IDENTIFIED COST $14,744,825) [3]	16,183,724
		OTHER ASSETS AND LIABILITIES - NET--2.1% [4]	340,456
		TOTAL NET ASSETS--100%	$16,524,180

At June 30, 2009, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contract Purchased:
7/1/2009	97,500 Brazilian Real	$49,870	$(112)

Unrealized Depreciation on Foreign Exchange Contract is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Equity Securities
Domestic	$15,247,665	$ --	$--	$ 15,247,665
International	234,539	--	--	234,539
Exchange-Traded Mutual Funds	289,520			289,520
Repurchase Agreements	--	412,000	--	412,000
TOTAL SECURITIES	$15,771,724	$412,000	$--	$ 16,183,724
Other Financial Instruments*	$ (112)	$ --	$--	$ (112)

* Other financial instruments include a foreign exchange contract.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $39,870 of securities loaned (identified cost $14,744,825)		$16,183,724
Cash		399
Cash denominated in foreign currency (identified cost $20)		19
Income receivable		18,556
Receivable for investments sold		569,439
Receivable for shares sold		19,377
TOTAL ASSETS		16,791,514
Liabilities:
Payable for foreign exchange contracts	$112
Payable for investments purchased	209,584
Payable for shares redeemed	6,625
Payable for collateral due to broker for securities lending	44,000
Payable for Directors'/Trustees' fees	213
Accrued expenses	6,800
TOTAL LIABILITIES		267,334
Net assets for 1,172,400 shares outstanding		$16,524,180
Net Assets Consist of:
Paid-in capital		$23,034,787
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,438,217
Accumulated net realized loss on investments and foreign currency transactions		(7,950,819)
Undistributed net investment income		1,995
TOTAL NET ASSETS		$16,524,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$16,524,180 ÷ 1,172,400 shares outstanding, no par value, unlimited shares authorized		$14.09

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $561)			$94,727
Interest (including income on securities loaned of $1,428)			1,836
TOTAL INCOME			96,563
Expenses:
Investment adviser fee (Note 5)		$59,138
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		9,987
Transfer and dividend disbursing agent fees and expenses		7,718
Directors'/Trustees' fees		551
Auditing fees		12,150
Legal fees		3,520
Portfolio accounting fees		27,922
Printing and postage		8,254
Insurance premiums		1,971
Miscellaneous		2,401
TOTAL EXPENSES		207,996
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(59,138)
Waiver of administrative personnel and services fee (Note 5)	(12,318)
Reimbursement of other operating expenses (Note 5)	(35,224)
Fee paid indirectly for directed brokerage arrangements (Note 6)	(6,748)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(113,428)
Net expenses			94,568
Net investment income			1,995
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,042,794)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,584,780
Net realized and unrealized gain on investments and foreign currency transactions			1,541,986
Change in net assets resulting from operations			$1,543,981

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,995	$(100,068)
Net realized loss on investments and foreign currency transactions	(2,042,794)	(5,822,469)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,584,780	(8,470,551)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,543,981	(14,393,088)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions	--	(8,545,251)
Share Transactions:
Proceeds from sale of shares	363,694	1,101,106
Net asset value of shares issued to shareholders in payment of distributions declared	--	8,545,251
Cost of shares redeemed	(2,305,691)	(10,043,871)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,941,997)	(397,514)
Change in net assets	(398,016)	(23,335,853)
Net Assets:
Beginning of period	16,922,196	40,258,049
End of period (including undistributed net investment income of $1,995 and $0, respectively)	$16,524,180	$16,922,196

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$39,870	$44,000

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instrument s

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	--	$--	Payable for foreign exchange contracts	$112

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward Currency Contracts
Foreign exchange contracts	$(420)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(112)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	28,717	55,630
Shares issued to shareholders in payment of distributions declared	--	419,090
Shares redeemed	(184,876)	(476,683)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(156,159)	(1,963)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $14,744,825. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,438,899. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,056,927 and net unrealized depreciation from investments for those securities having an excess of cost over value of $618,028.

At December 31, 2008, the Fund had a capital loss carryforward of $3,689,437 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain other operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $59,138 of its fee and voluntarily reimbursed $35,224 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.787% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,318 of its fee.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $53,290 and $43,856, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2009, the Fund's expenses were reduced by $6,748 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$17,805,898
Sales	$20,365,107

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED MID CAP GROWTH STRATEGIES FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008	2007	2006 [1]	2005	2004 2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.025	0.047	0.044	0.027	0.008 [2]
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.025	0.047	0.044	0.027	0.008
Less Distributions:
Distributions from net investment income	(0.004)		(0.025)	(0.047)	(0.044)	(0.027)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	0.41%		2.54%	4.78%	4.52%	2.70%	0.82%

Ratios to Average Net Assets:
Net expenses	0.67	% [4]	0.67%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.84	% [4]	2.51%	4.68%	4.45%	2.65%	0.79%
Expense waiver/reimbursement [5]	0.14	% [4]	0.11%	0.17%	0.25%	0.21%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,445		$106,829	$95,699	$74,623	$73,929	$83,660

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense
Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,004.10	$3.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.47	$3.36

1 Expenses are equal to the Fund's annualized net expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	48.2%
Bank Instruments	23.1%
Variable Rate Demand Instruments	21.8%
Repurchase Agreement	7.0%
Other Assets and Liabilities - Net [2]	(0.1)%
TOTAL	100.0%

At June 30, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.6	% [4]
8-30 Days	24.4%
31-90 Days	20.4%
91-180 Days	15.0%
181 Days or more	0.7%
Other Assets and Liabilities - Net [2]	(0.1)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 12.3% of the Fund's portfolio.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.1%
		Finance - Automotive--2.1%
$229,683		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	$229,683
877,424		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	877,424
1,035,724	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	1,035,724
		TOTAL ASSET-BACKED SECURITIES	2,142,831
		CERTIFICATES OF DEPOSIT--23.1%
		Finance - Banking--23.1%
1,000,000		BNP Paribas SA, 1.380%, 9/8/2009	1,000,000
4,000,000		Banco Bilbao Vizcaya Argentaria SA, 1.070%, 11/2/2009	4,000,137
1,000,000		Bank of Montreal, 3.600%, 7/24/2009	1,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 8/11/2009	5,000,000
1,000,000		Calyon, Paris, 0.700%, 7/24/2009	1,000,000
3,000,000		Credit Suisse, Zurich, 1.250% - 1.650%, 7/6/2009 - 7/21/2009	3,000,000
1,000,000		Lloyds TSB Bank PLC, London, 1.700%, 7/7/2009	1,000,000
3,000,000		Societe Generale, Paris, 0.650%, 12/10/2009	3,000,000
2,000,000		Sumitomo Mitsui Banking Corp., 0.500%, 8/21/2009	2,000,000
2,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	2,000,027
		TOTAL CERTIFICATES OF DEPOSIT	23,000,164
		COLLATERALIZED LOAN AGREEMENTS--5.3%
		Finance - Banking--5.3%
2,000,000		BNP Paribas Securities Corp., 1.000%, 7/1/2009	2,000,000
3,250,000		Deutsche Bank Securities, Inc., 0.740%, 7/1/2009	3,250,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,250,000
		COMMERCIAL PAPER--34.5% [3]
		Aerospace/Auto--0.9%
900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 1.000%, 7/17/2009	899,600
		Diversified--0.6%
612,000	[1,2]	ITT Corp., 1.002%, 7/15/2009	611,762
		Finance - Banking--17.9%
1,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.015%, 11/12/2009	996,222
1,800,000		Bayerische Landesbank, 1.000%, 7/21/2009	1,799,000
2,000,000	[1,2]	Clipper Receivables Company LLC, 1.300%, 7/15/2009	1,998,989
3,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 1.050%, 7/20/2009	2,998,337
1,000,000	[1,2]	Danske Corp., Inc., 0.380%, 9/25/2009	999,092
2,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.770%, 7/2/2009	1,999,957
5,000,000		Landesbank Baden-Wuerttemberg, 0.740% - 1.000%, 7/16/2009 - 8/5/2009	4,997,311
2,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.050%, 10/21/2009	1,993,467
		TOTAL	17,782,375
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--7.1%
$2,000,000		General Electric Capital Services, 0.630%, 11/16/2009	$1,995,170
5,000,000	[1,2]	Versailles Commercial Paper LLC, 0.550%, 7/15/2009	4,998,931
		TOTAL	6,994,101
		Finance - Retail--5.0%
1,000,000	[1,2]	Alpine Securitization Corp., 0.600%, 7/6/2009	999,917
4,000,000	[1,2]	Sheffield Receivables Corp., 0.330%, 7/15/2009	3,999,487
		TOTAL	4,999,404
		Food & Beverage--1.0%
1,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 1.000%, 7/2/2009	999,972
		Retail--1.0%
1,000,000	[1,2]	CVS Caremark Corp., 0.600%, 8/13/2009	999,283
		Telecommunications--1.0%
1,000,000	[1,2]	Vodafone Group PLC, 0.800%, 9/3/2009	998,578
		TOTAL COMMERCIAL PAPER	34,285,075
		CORPORATE BOND--1.3%
		Finance - Commercial--1.3%
1,230,000		General Electric Capital Corp., 4.625% - 7.375%, 9/15/2009 - 1/19/2010	1,252,299
		GOVERNMENT AGENCIES--5.0%
		Government Agency--5.0%
5,000,000		Federal Home Loan Bank System, 0.850%, 3/11/2010	4,999,548
		NOTES - VARIABLE--21.8% [4]
		Electronics--2.0%
2,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.881%, 8/26/2009	2,000,000
		Finance - Banking--16.3%
1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	1,000,000
1,000,000		Bank of Montreal, 1.033%, 9/18/2009	1,000,000
250,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Bank LOC), 2.850%, 7/1/2009	250,000
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wachovia Bank N.A. LOC), 0.450%, 7/2/2009	3,500,000
1,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.170%, 7/2/2009	1,000,000
2,000,000		JPMorgan Chase & Co., 1.382%, 7/2/2009	1,998,472
510,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 3.500%, 7/2/2009	510,000
1,565,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.000%, 7/3/2009	1,565,000
1,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	1,000,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 3.000%, 7/1/2009	1,000,000
530,000		P.C.I. Paper Conversions, Inc., (Series 2000), (Key Bank, N.A. LOC), 3.750%, 7/2/2009	530,000
810,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.900%, 7/1/2009	810,000
1,000,000		Svenska Handelsbanken, Stockholm, 1.396%, 7/6/2009	1,000,000
1,000,000		Wachovia Corp., 0.945%, 8/20/2009	998,129
		TOTAL	16,161,601
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.5%
$1,500,000		General Electric Capital Corp., 0.361% - 1.016%, 7/9/2009 - 8/10/2009	$1,490,692
		Insurance--2.0%
2,000,000	[1,2]	Pacific Life Global Funding, 0.390%, 7/4/2009	2,000,000
		TOTAL NOTES - VARIABLE	21,652,293
		REPURCHASE AGREEMENT--7.0%
7,001,000		Interest in $4,051,000,000 joint repurchase agreement 0.01%, dated 6/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,051,001,125 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2016 and the market value of those underlying securities was $4,132,021,191.	7,001,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	99,583,210
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [6]	(137,729)
		TOTAL NET ASSETS--100%	$99,445,481

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $26,537,514 which represented 26.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2009, these liquid restricted securities amounted to $25,501,790 which represented 25.6% of total net assets.

3 Discount rate at the time of purchase.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
Debt Securities	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Asset-Backed	$--	$ 2,142,831	$--	$ 2,142,831
Certificates of Deposit	--	23,000,164	--	23,000,164
Collateralized Loan Agreements	--	5,250,000	--	5,250,000
Commercial Paper	--	34,285,075	--	34,285,075
Corporate Bond	--	1,252,299	--	1,252,299
Government Agencies	--	4,999,548	--	4,999,548
Notes-Variable	--	21,652,293	--	21,652,293
Repurchase Agreement	--	7,001,000	--	7,001,000
TOTAL SECURITIES	$--	$99,583,210	$--	$99,583,210

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$99,583,210
Income receivable		164,068
Receivable for shares sold		40,382
Prepaid temporary guarantee program insurance (Note 2)		8,924
TOTAL ASSETS		99,796,584
Liabilities:
Payable for shares redeemed	$312,947
Bank overdraft	34,811
Payable for Directors'/Trustees' fees	148
Accrued expenses	3,197
TOTAL LIABILITIES		351,103
Net assets for 99,438,164 shares outstanding		$99,445,481
Net Assets Consist of:
Paid-in capital		$99,437,712
Accumulated net realized gain on investments		2,543
Undistributed net investment income		5,226
TOTAL NET ASSETS		$99,445,481
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$99,445,481 ÷ 99,438,164 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$773,421
Expenses:
Investment adviser fee (Note 4)		$255,905
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		4,450
Transfer and dividend disbursing agent fees and expenses		7,831
Directors'/Trustees' fees		895
Auditing fees		9,422
Legal fees		3,254
Portfolio accounting fees		25,299
Printing and postage		10,544
Insurance premiums		2,200
Temporary guarantee program insurance (Note 2)		20,998
Miscellaneous		477
TOTAL EXPENSES		415,659
Waivers (Note 4):
Waiver of investment adviser fee	$(58,354)
Waiver of administrative personnel and services fee	(11,885)
TOTAL WAIVERS		(70,239)
Net expenses			345,420
Net investment income			428,001
Net realized gain on investments			198
Change in net assets resulting from operations			$428,199

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$428,001	$2,621,144
Net realized gain on investments	198	206,005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	428,199	2,827,149
Distributions to Shareholders:
Distributions from net investment income	(423,182)	(2,620,785)
Share Transactions:
Proceeds from sale of shares	35,850,272	93,703,335
Net asset value of shares issued to shareholders in payment of distributions declared	423,199	2,620,785
Cost of shares redeemed	(43,662,291)	(85,400,053)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,388,820)	10,924,067
Change in net assets	(7,383,803)	11,130,431
Net Assets:
Beginning of period	106,829,284	95,698,853
End of period (including undistributed net investment income of $5,226 and $407, respectively)	$99,445,481	$106,829,284

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009 and the period May 1, 2009 to September 18, 2009, the fee incurred by the Fund is 0.015% and 0.015%, respectively, of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). The fees indicated above would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$1,035,724	$1,035,724

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	35,850,272	93,703,335
Shares issued to shareholders in payment of distributions declared	423,199	2,620,785
Shares redeemed	(43,662,291)	(85,400,053)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,388,820)	10,924,067

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $58,354 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.122% of average daily net assets of the Fund. FAS waived $11,885 of its fee.

Interfund Transactions

During the six months ended June 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,155,000 and $1,000,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% for the fiscal year ending December 31, 2009. Although these actions are voluntary, the Adviser and its affiliate have agreed to continue these waivers and/or reimbursements at least through February 28, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED PRIME MONEY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$10.00		$11.34	$11.29	$11.30	$11.67	$11.84
Income From Investment Operations:
Net investment income	0.27	[2]	0.54 [2]	0.52 [2]	0.49 [2]	0.44 [2]	0.42 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.71		(1.32)	0.07	(0.04)	(0.30)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.98		(0.78)	0.59	0.45	0.14	0.43
Less Distributions:
Distributions from net investment income	(0.70)		(0.56)	(0.54)	(0.46)	(0.44)	(0.49)
Distributions from net realized gain on investments	--		--	--	--	(0.07)	(0.11)
TOTAL DISTRIBUTIONS	(0.70)		(0.56)	(0.54)	(0.46)	(0.51)	(0.60)
Net Asset Value, End of Period	$10.28		$10.00	$11.34	$11.29	$11.30	$11.67
Total Return [3]	10.54%		(7.29)%	5.38%	4.15%	1.30%	3.62%

Ratios to Average Net Assets:
Net expenses	0.70	% [4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	5.52	% [4]	4.99%	4.68%	4.43%	3.87%	3.56%
Expense waiver/reimbursement [5]	0.08	% [4]	0.04%	0.06%	0.04%	0.29%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$227,010		$224,203	$365,332	$390,738	$480,859	$518,023
Portfolio turnover	8%		35%	23%	64%	43%	41%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$ 9.95		$11.29	$11.24	$11.25	$11.63	$11.82
Income From Investment Operations:
Net investment income	0.26	[2]	0.51 [2]	0.49 [2]	0.46 [2]	0.41 [2]	0.38 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.71		(1.32)	0.07	(0.04)	(0.31)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.97		(0.81)	0.56	0.42	0.10	0.39
Less Distributions:
Distributions from net investment income	(0.67)		(0.53)	(0.51)	(0.43)	(0.41)	(0.47)
Distributions from net realized gain on investments	--		--	--	--	(0.07)	(0.11)
TOTAL DISTRIBUTIONS	(0.67)		(0.53)	(0.51)	(0.43)	(0.48)	(0.58)
Net Asset Value, End of Period	$10.25		$ 9.95	$11.29	$11.24	$11.25	$11.63
Total Return [3]	10.46%		(7.55)%	5.14%	3.92%	0.99%	3.32%

Ratios to Average Net Assets:
Net expenses	0.95	% [4]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	5.27	% [4]	4.78%	4.43%	4.18%	3.62%	3.31%
Expense waiver/reimbursement [5]	0.08	% [4]	0.04%	0.06%	0.04%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,542		$63,177	$77,282	$75,850	$72,996	$64,698
Portfolio turnover	8%		35%	23%	64%	43%	41%

1 Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense
Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,105.40	$3.65
Service Shares	$1,000	$1,104.60	$4.96
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.32	$3.51
Service Shares	$1,000	$1,020.08	$4.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	0.70%
Service Shares	0.95%

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.7%
U.S. Treasury and Agency Securities [2]	1.8%
Foreign Government Debt Securities	0.2%
Mortgage-Backed Securities [3,4]	0.0%
Derivative Contracts [4,5]	0.0%
Cash Equivalents [6]	3.1%
Other Assets and Liabilities - Net [7]	1.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

4 Represents less than 0.1%.

5 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--92.4%
		Basic Industry - Chemicals--1.9%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,641,073
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	895,063
1,060,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	1,151,005
1,360,000		Praxair, Inc., 4.625%, 3/30/2015	1,421,751
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	353,707
		TOTAL	5,462,599
		Basic Industry - Metals & Mining--3.7%
760,000		ArcelorMittal, 6.125%, 6/1/2018	662,075
815,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	851,054
3,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	3,602,005
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,684,175
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,446,552
435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	436,770
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	887,928
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,173,876
		TOTAL	10,744,435
		Basic Industry - Paper--0.7%
450,000		Westvaco Corp., 7.65%, 3/15/2027	414,661
1,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,555,959
		TOTAL	1,970,620
		Capital Goods - Aerospace & Defense--1.2%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,013,798
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	471,250
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	674,218
1,250,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,326,228
		TOTAL	3,485,494
		Capital Goods - Building Materials--0.4%
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,172,971
		Capital Goods - Diversified Manufacturing--4.5%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,562,512
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,153,819
490,000		Emerson Electric Co., 4.875%, 10/15/2019	497,736
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,028,677
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,292,699
1,118,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,201,846
860,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	866,028
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,239,886
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--continued
$480,000		Textron Financial Corp., 5.40%, 4/28/2013	$393,433
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	860,552
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,308,363
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,804,675
		TOTAL	13,210,226
		Capital Goods - Environmental--0.2%
575,000		Waste Management, Inc., 7.375%, 3/11/2019	624,609
		Communications - Media & Cable--3.5%
6,500,000		Comcast Corp., 7.125%, 6/15/2013	7,074,179
1,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	1,560,265
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,437,849
		TOTAL	10,072,293
		Communications - Media Noncable--0.6%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,711,597
		Communications - Telecom Wireless--2.8%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,258,047
2,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	2,163,290
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,608,796
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	495,554
1,740,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,782,128
		TOTAL	8,307,815
		Communications - Telecom Wirelines--1.6%
280,000		AT&T, Inc., 6.70%, 11/15/2013	307,480
685,000		Embarq Corp., 6.738%, 6/1/2013	692,242
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	988,768
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	911,266
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,662,518
		TOTAL	4,562,274
		Consumer Cyclical - Automotive--2.4%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,796,367
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	771,781
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	1,011,339
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,768,539
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	527,006
		TOTAL	6,875,032
		Consumer Cyclical - Entertainment--1.2%
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,132,861
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,562,069
740,000		Walt Disney Co., Note, 5.70%, 7/15/2011	797,187
		TOTAL	3,492,117
		Consumer Cyclical - Lodging--0.2%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	728,368
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--1.8%
$1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	$1,191,819
1,748,247	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,423,825
1,795,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,807,864
280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	302,912
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	465,924
		TOTAL	5,192,344
		Consumer Cyclical - Services--0.1%
250,000		Boston University, 7.625%, 7/15/2097	281,331
		Consumer Non-Cyclical Food/Beverage--2.0%
570,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	579,540
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,214,637
645,000		Kellogg Co., 4.25%, 3/6/2013	665,918
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	857,750
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,545,569
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,065,053
		TOTAL	5,928,467
		Consumer Non-Cyclical Health Care--0.9%
1,085,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,199,106
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,301,028
		TOTAL	2,500,134
		Consumer Non-Cyclical Products--0.7%
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,383,292
610,000		Whirlpool Corp., 5.50%, 3/1/2013	579,921
		TOTAL	1,963,213
		Consumer Non-Cyclical Supermarkets--0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	658,693
		Consumer Non-Cyclical Tobacco--0.5%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,565,535
		Energy - Independent--2.7%
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,704,035
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,712,466
330,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	328,765
770,191	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	697,023
260,000		XTO Energy, Inc., 6.375%, 6/15/2038	264,823
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	424,147
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	632,557
		TOTAL	7,763,816
		Energy - Integrated--2.2%
1,910,000		Hess Corp., 7.00%, 2/15/2014	2,071,469
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,308,387
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	973,526
1,089,025	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,107,334
1,000,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,047,508
		TOTAL	6,508,224
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.5%
$1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	$1,462,378
		Energy - Refining--0.5%
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,386,324
		Financial Institution - Banking--15.9%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,445,861
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	1,931,575
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,800,000
3,250,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	3,234,567
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,061,620
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	577,952
3,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,743,847
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,406,906
4,300,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,285,200
2,100,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,203,054
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,751,511
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,469,539
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	794,460
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,000,290
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	384,359
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,583,251
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,109,878
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,403,424
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,307,848
2,305,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	2,410,889
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,794,305
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,664,628
		TOTAL	46,364,964
		Financial Institution - Brokerage--6.8%
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,092,852
4,480,000		Blackrock, Inc., 6.25%, 9/15/2017	4,705,274
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	791,009
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,599,299
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,677,733
4,530,000		Invesco Ltd., Note, 4.50%, 12/15/2009	4,547,191
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	657,170
680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	628,682
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	699,643
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	349,225
690,000		Nuveen Investments, 5.00%, 9/15/2010	634,800
690,000		Nuveen Investments, 5.50%, 9/15/2015	351,900
		TOTAL	19,734,778
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--4.9%
$1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	$1,132,714
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,325,842
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	1,657,123
1,720,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	405,905
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,562,783
1,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	908,400
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,486,000
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	423,500
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,074,527
680,000		International Lease Finance Corp., 6.625%, 11/15/2013	538,492
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	895,000
		TOTAL	14,410,286
		Financial Institution - Insurance - Health--1.2%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	582,583
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	988,402
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,948,423
		TOTAL	3,519,408
		Financial Institution - Insurance - Life--0.9%
570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	558,676
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,223,035
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	738,758
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	232,326
		TOTAL	2,752,795
		Financial Institution - Insurance - P&C--4.2%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,307,329
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,372,881
330,000		CNA Financial Corp., 6.50%, 8/15/2016	267,764
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	809,361
400,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	421,753
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	963,598
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,744,109
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	115,299
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,359,519
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	569,646
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	378,284
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,952,000
		TOTAL	12,261,543
		Financial Institution - REITs--2.2%
640,000		AMB Property LP, 6.30%, 6/1/2013	589,279
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	699,729
850,000		Liberty Property LP, 6.625%, 10/1/2017	718,249
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,494,142
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--continued
$250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	$230,320
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,526,089
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	111,894
		TOTAL	6,369,702
		Municipal Services--0.6%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	611,580
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,281,051
		TOTAL	1,892,631
		Sovereign--0.5%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,580,598
		Technology--4.9%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	712,881
610,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	646,824
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	803,432
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,794,553
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	677,333
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,518,052
880,000		Hewlett-Packard Co., 6.125%, 3/1/2014	970,667
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,130,692
1,840,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,959,863
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,079,825
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,094,051
		TOTAL	14,388,173
		Transportation - Airlines--0.5%
1,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,541,735
		Transportation - Railroads--1.1%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,047,360
163,300		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	184,563
400,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	410,138
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	485,536
		TOTAL	3,127,597
		Transportation - Services--1.0%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,519,140
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,300,240
		TOTAL	2,819,380
		Utility - Electric--7.9%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,448,228
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	811,973
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,176,473
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	954,791
1,140,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,225,401
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	997,756
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	$738,319
2,191,384	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,117,614
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,619,638
800,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	816,538
1,440,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,508,871
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	664,987
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	815,660
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,141,793
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,475,626
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,561,614
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	910,247
		TOTAL	22,985,529
		Utility - Natural Gas Distributor--0.3%
750,000		Atmos Energy Corp., 5.125%, 1/15/2013	747,288
		Utility - Natural Gas Pipelines--2.5%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,023,325
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,954,076
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,817,565
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,351,595
		TOTAL	7,146,561
		TOTAL CORPORATE BONDS (IDENTIFIED COST $286,471,061)	269,273,877
		CORPORATE NOTE--1.3%
		Communications - Telecom Wirelines--1.3%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,880,340)	3,933,905
		GOVERNMENT/AGENCY--0.2%
		Sovereign--0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $553,982)	554,327
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
4,229		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,683
4,513		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	4,832
		TOTAL	9,515
		Government National Mortgage Association--0.0%
2,321		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,568
6,804		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,547
		TOTAL	10,115
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,810)	19,630
Principal Amount			Value
		U.S. TREASURY--1.8%
		Treasury Securities--1.8%
$500,000	[6]	United States Treasury Bill, 0.05%, 7/2/2009	$500,000
500,000	[6]	United States Treasury Bill, 0.195%, 10/1/2009	499,763
500,000	[6,7]	United States Treasury Bill, 0.37%, 10/15/2009	499,724
4,000,000		United States Treasury Note, 1.75%, 1/31/2014	3,887,969
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,462,612)	5,387,456
		REPURCHASE AGREEMENT--3.1%
8,916,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726. (AT COST)	8,916,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $305,301,805) [8]	288,085,195
		OTHER ASSETS AND LIABILITIES - NET--1.2% [9]	3,466,521
		TOTAL NET ASSETS--100%	$291,551,716

At June 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[4] U.S. Treasury Notes 10-Year Long Futures	40	$ 4,650,625	September 2009	$ (127,308)
[4] U.S. Treasury Bonds 30-Year Long Futures	60	$ 7,101,563	September 2009	$(165,598)
[4] U.S. Treasury Notes 2-Year Short Futures	330	$71,352,188	September 2009	$ 226,162
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (66,744)

Net Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $36,342,293, which represented 12.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2009, these liquid restricted securities amounted to $36,342,293, which represented 12.5% of total net assets.

3 JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.

4 Non-income producing security.

5 Issuer in default.

6 Discount rate at time of purchase.

7 All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$ --	$269,273,877	$--	$269,273,877
Corporate Notes	--	3,933,905	--	3,933,905
Government/Agency	--	554,327	--	554,327
Mortgage-Backed Securities	--	19,630	--	19,630
U.S. Treasury	--	5,387,456	--	5,387,456
Repurchase Agreement	--	8,916,000	--	8,916,000
TOTAL SECURITIES	$ --	$288,085,195	$--	$288,085,195
OTHER FINANCIAL INSTRUMENTS*	$(66,744)	$ --	$--	$ (66,744)

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $305,301,805)		$288,085,195
Cash		587
Income receivable		4,096,482
Receivable for shares sold		91,184
TOTAL ASSETS		292,273,448
Liabilities:
Payable for investments purchased	$499,766
Payable for shares redeemed	118,795
Payable for Directors'/Trustees' fees	668
Payable for distribution services fee (Note 5)	13,082
Payable for printing and postage	40,466
Payable for daily variation margin	15,130
Accrued expenses	33,825
TOTAL LIABILITIES		721,732
Net assets for 28,375,364 shares outstanding		$291,551,716
Net Assets Consist of:
Paid-in capital		$311,270,478
Net unrealized depreciation of investments and futures contracts		(17,283,354)
Accumulated net realized loss on investments and futures contracts		(10,116,496)
Undistributed net investment income		7,681,088
TOTAL NET ASSETS		$291,551,716
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$227,009,881 ÷ 22,079,464 shares outstanding, no par value, unlimited shares authorized		$10.28
Service Shares:
$64,541,835 ÷ 6,295,900 shares outstanding, no par value, unlimited shares authorized		$10.25

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$8,749,485
Expenses:
Investment adviser fee (Note 5)		$842,984
Administrative personnel and services fee (Note 5)		108,935
Custodian fees		6,700
Transfer and dividend disbursing agent fees and expenses		15,805
Directors'/Trustees' fees		1,840
Auditing fees		10,166
Legal fees		3,281
Portfolio accounting fees		47,234
Distribution services fee--Service Shares (Note 5)		77,578
Printing and postage		59,401
Insurance premiums		2,219
Miscellaneous		2,066
TOTAL EXPENSES		1,178,209
Waivers (Note 5):
Waiver of investment adviser fee	$(108,248)
Waiver of administrative personnel and services fee	(2,017)
TOTAL WAIVERS		(110,265)
Net expenses			1,067,944
Net investment income			7,681,541
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(927,392)
Net realized loss on futures contracts			(1,496,596)
Net change in unrealized depreciation of investments			22,695,558
Net change in unrealized depreciation of futures contracts			(27,266)
Net realized and unrealized gain on investments and futures contracts			20,244,304
Change in net assets resulting from operations			$27,925,845

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,681,541	$18,931,617
Net realized loss on investments and futures contracts	(2,423,988)	(4,133,288)
Net change in unrealized appreciation/depreciation of investments and futures contracts	22,668,292	(39,981,208)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,925,845	(25,182,879)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(14,841,947)	(17,574,752)
Service Shares	(4,146,562)	(3,647,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,988,509)	(21,222,571)
Share Transactions:
Proceeds from sale of shares	25,251,275	42,703,884
Net asset value of shares issued to shareholders in payment of distributions declared	18,988,509	21,222,571
Cost of shares redeemed	(49,005,578)	(172,754,648)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,765,794)	(108,828,193)
Change in net assets	4,171,542	(155,233,643)
Net Assets:
Beginning of period	287,380,174	442,613,817
End of period (including undistributed net investment income of $7,681,088 and $18,988,056, respectively)	$291,551,716	$287,380,174

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance polices and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	--	$--	Payable for daily variation margin	$66,744*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,496,596)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(27,266)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,200,150	$22,160,590	3,012,529	$33,397,591
Shares issued to shareholders in payment of distributions declared	1,590,776	14,841,947	1,621,287	17,574,752
Shares redeemed	(4,139,394)	(41,096,567)	(14,416,969)	(155,086,796)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(348,468)	$(4,094,030)	(9,783,153)	$(104,114,453)

	Six Months Ended 6/30/2009		Year Ended 12/31/2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	308,389	$3,090,685	837,868	$9,306,293
Shares issued to shareholders in payment of distributions declared	445,388	4,146,562	337,449	3,647,819
Shares redeemed	(806,492)	(7,909,011)	(1,670,765)	(17,667,852)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(52,715)	$(671,764)	(495,448)	$(4,713,740)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(401,183)	$(4,765,794)	(10,278,601)	$(108,828,193)

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $305,301,805. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $17,216,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,264,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,481,145.

At December 31, 2008, the Fund had a capital loss carryforward of $7,716,219 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 3,157,365
2016	$4,558,854

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily waived $108,248 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,017 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2009, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2009, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$10,490,833
Sales	$39,283,837

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED QUALITY BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	August 6, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 6, 2009